UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Disciplined Growth Fund

March 31, 2011

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.4%
Boeing Co. (The)	481	$ 35,560
General Dynamics Corp.	2,478	189,716
Honeywell International, Inc.	3,919	234,003
ITT Corp.	1,942	116,617
United Technologies Corp.	2,792	236,343
		812,239
AIR FREIGHT & LOGISTICS — 1.7%
Atlas Air Worldwide Holdings, Inc.(1)	3,173	221,222
United Parcel Service, Inc., Class B	4,803	356,959
		578,181
AUTO COMPONENTS — 1.1%
Magna International, Inc.	3,605	172,715
TRW Automotive Holdings Corp.(1)	3,745	206,275
		378,990
AUTOMOBILES — 1.0%
Ford Motor Co.(1)	22,462	334,908
BEVERAGES — 1.8%
Coca-Cola Co. (The)	4,239	281,258
Coca-Cola Enterprises, Inc.	301	8,217
Dr Pepper Snapple Group, Inc.	6,215	230,949
PepsiCo, Inc.	1,150	74,072
		594,496
BIOTECHNOLOGY — 1.5%
Biogen Idec, Inc.(1)	3,001	220,243
Cephalon, Inc.(1)	897	67,975
United Therapeutics Corp.(1)	3,185	213,459
		501,677
CAPITAL MARKETS — 0.7%
Legg Mason, Inc.	6,112	220,582
Morgan Stanley	124	3,388
		223,970
CHEMICALS — 2.6%
CF Industries Holdings, Inc.	221	30,231
Monsanto Co.	5,766	416,651
Potash Corp. of Saskatchewan, Inc.	3,786	223,109
PPG Industries, Inc.	2,006	190,991
W.R. Grace & Co.(1)	337	12,904
		873,886
COMMERCIAL BANKS — 0.1%
Wells Fargo & Co.	488	15,470
COMMUNICATIONS EQUIPMENT — 3.0%
Aruba Networks, Inc.(1)	363	12,284
Cisco Systems, Inc.	14,996	257,181
QUALCOMM, Inc.	10,457	573,357
Riverbed Technology, Inc.(1)	5,047	190,020
		1,032,842
COMPUTERS & PERIPHERALS — 7.0%
Apple, Inc.(1)	4,880	1,700,436

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Dell, Inc.(1)	23,316	$ 338,315
EMC Corp.(1)	2,127	56,472
Hewlett-Packard Co.	5,374	220,173
Lexmark International, Inc., Class A(1)	1,915	70,931
		2,386,327
DIVERSIFIED CONSUMER SERVICES — 1.2%
ITT Educational Services, Inc.(1)	3,225	232,684
Weight Watchers International, Inc.	2,318	162,492
		395,176
DIVERSIFIED FINANCIAL SERVICES — 0.8%
McGraw-Hill Cos., Inc. (The)	5,569	219,419
Moody's Corp.	1,951	66,158
		285,577
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications, Inc.	5,775	222,569
ELECTRICAL EQUIPMENT — 0.9%
Emerson Electric Co.	2,273	132,812
Rockwell Automation, Inc.	1,971	186,555
		319,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
IPG Photonics Corp.(1)	657	37,896
TE Connectivity Ltd.	4,499	156,655
Vishay Intertechnology, Inc.(1)	11,009	195,300
		389,851
ENERGY EQUIPMENT & SERVICES — 1.7%
Core Laboratories NV	2,357	240,815
Oceaneering International, Inc.(1)	492	44,009
Schlumberger Ltd.	3,149	293,676
		578,500
FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	4,835	354,502
Walgreen Co.	8,918	357,969
Wal-Mart Stores, Inc.	1,564	81,406
Whole Foods Market, Inc.	4,211	277,505
		1,071,382
FOOD PRODUCTS — 1.0%
Hershey Co. (The)	4,618	250,988
Sara Lee Corp.	5,754	101,673
		352,661
HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Baxter International, Inc.	742	39,897
Cooper Cos., Inc. (The)	3,395	235,783
IDEXX Laboratories, Inc.(1)	2,694	208,031
Intuitive Surgical, Inc.(1)	816	272,103
Varian Medical Systems, Inc.(1)	3,704	250,539
		1,006,353
HEALTH CARE PROVIDERS & SERVICES — 3.1%
AMERIGROUP Corp.(1)	3,021	194,099
Cardinal Health, Inc.	3,504	144,119
Express Scripts, Inc.(1)	6,052	336,552
Humana, Inc.(1)	3,122	218,353

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Medco Health Solutions, Inc.(1)	2,855	$ 160,337
		1,053,460
HOTELS, RESTAURANTS & LEISURE — 2.3%
McDonald's Corp.	2,337	177,822
Panera Bread Co., Class A(1)	1,884	239,268
Starbucks Corp.	2,921	107,931
Wynn Resorts Ltd.	2,064	262,644
		787,665
HOUSEHOLD DURABLES — 0.1%
Tempur-Pedic International, Inc.(1)	335	16,971
Tupperware Brands Corp.	352	21,018
		37,989
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	1,683	157,361
General Electric Co.	22,102	443,145
		600,506
INSURANCE — 0.9%
Axis Capital Holdings Ltd.	4,900	171,108
Principal Financial Group, Inc.	4,355	139,839
Reinsurance Group of America, Inc.	162	10,170
		321,117
INTERNET & CATALOG RETAIL — 2.0%
Amazon.com, Inc.(1)	1,630	293,612
Netflix, Inc.(1)	1,184	280,998
priceline.com, Inc.(1)	211	106,859
		681,469
INTERNET SOFTWARE & SERVICES — 2.1%
Google, Inc., Class A(1)	1,233	722,797
IT SERVICES — 6.2%
Accenture plc, Class A	6,970	383,141
International Business Machines Corp.	6,961	1,135,130
VeriFone Systems, Inc.(1)	4,531	248,978
Visa, Inc., Class A	4,646	342,039
		2,109,288
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Polaris Industries, Inc.	2,501	217,637
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.(1)	169	7,568
Illumina, Inc.(1)	3,761	263,533
		271,101
MACHINERY — 5.1%
Caterpillar, Inc.	5,035	560,647
Deere & Co.	3,306	320,318
Eaton Corp.	3,742	207,457
Parker-Hannifin Corp.	2,069	195,893
Sauer-Danfoss, Inc.(1)	4,671	237,894
Toro Co. (The)	2,933	194,223
		1,716,432
MEDIA — 1.6%
DirecTV, Class A(1)	8,706	407,441
Interpublic Group of Cos., Inc. (The)	706	8,874

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Time Warner Cable, Inc.	1,674	$ 119,423
		535,738
METALS & MINING — 2.6%
Alcoa, Inc.	9,906	174,841
Freeport-McMoRan Copper & Gold, Inc.	8,564	475,730
Walter Energy, Inc.	1,832	248,108
		898,679
OIL, GAS & CONSUMABLE FUELS — 7.9%
Chevron Corp.	2,530	271,798
ConocoPhillips	2,449	195,577
Exxon Mobil Corp.	19,427	1,634,394
Occidental Petroleum Corp.	2,429	253,806
Sunoco, Inc.	369	16,823
Valero Energy Corp.	5,783	172,449
W&T Offshore, Inc.	6,522	148,636
Williams Cos., Inc. (The)	202	6,298
		2,699,781
PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	2,432	223,209
PERSONAL PRODUCTS — 1.5%
Estee Lauder Cos., Inc. (The), Class A	2,790	268,844
Herbalife Ltd.	3,061	249,043
		517,887
PHARMACEUTICALS — 1.7%
Abbott Laboratories	4,855	238,138
Eli Lilly & Co.	7,371	259,238
Forest Laboratories, Inc.(1)	2,806	90,634
		588,010
PROFESSIONAL SERVICES — 0.2%
Verisk Analytics, Inc., Class A(1)	2,460	80,590
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Rayonier, Inc.	3,508	218,583
ROAD & RAIL — 0.8%
AMERCO, Inc.(1)	898	87,106
Union Pacific Corp.	1,763	173,356
		260,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Applied Materials, Inc.	8,343	130,318
Atmel Corp.(1)	3,765	51,317
Avago Technologies Ltd.	1,046	32,531
Fairchild Semiconductor International, Inc.(1)	462	8,408
Intel Corp.	26,223	528,918
Lam Research Corp.(1)	579	32,806
LSI Corp.(1)	33,472	227,610
Micron Technology, Inc.(1)	15,420	176,713
OmniVision Technologies, Inc.(1)	680	24,160
Rambus, Inc.(1)	11,709	231,838
RF Micro Devices, Inc.(1)	20,667	132,475
Teradyne, Inc.(1)	13,118	233,632
		1,810,726
SOFTWARE — 7.4%
Cadence Design Systems, Inc.(1)	23,027	224,513

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Citrix Systems, Inc.(1)	3,432	$ 252,115
Electronic Arts, Inc.(1)	12,756	249,125
Fortinet, Inc.(1)	4,935	217,140
Intuit, Inc.(1)	1,690	89,739
Microsoft Corp.	26,277	666,385
Oracle Corp.	23,972	799,945
VMware, Inc., Class A(1)	52	4,240
		2,503,202
SPECIALTY RETAIL — 4.5%
AutoZone, Inc.(1)	930	254,411
Bed Bath & Beyond, Inc.(1)	5,539	267,368
Home Depot, Inc. (The)	2,457	91,056
Limited Brands, Inc.	7,482	246,008
Lowe's Cos., Inc.	261	6,898
Ross Stores, Inc.	2,006	142,667
TJX Cos., Inc. (The)	5,859	291,368
Williams-Sonoma, Inc.	5,703	230,971
		1,530,747
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Lululemon Athletica, Inc.(1)	2,181	194,218
VF Corp.	2,105	207,406
		401,624
TOBACCO — 2.0%
Philip Morris International, Inc.	10,570	693,709
TOTAL COMMON STOCKS
(Cost $28,694,549)		33,836,830
TEMPORARY CASH INVESTMENTS — 1.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	97,891	97,891
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $306,573), in a joint trading account at 0.03%, dated 3/31/11, due 4/1/11 (Delivery value $300,000)		300,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $397,891)		397,891
TOTAL INVESTMENT SECURITIES — 100.8%
(Cost $29,092,440)		34,234,721
OTHER ASSETS AND LIABILITIES — (0.8)%		(255,963)
TOTAL NET ASSETS — 100.0%		$33,978,758

Notes to Schedule of Investments

(1)	Non-income producing.

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$31,790,286	–	–
Foreign Common Stocks	2,046,544	–	–
Temporary Cash Investments	97,891	$300,000	–
Total Value of Investment Securities	$33,934,721	$300,000	–

Disciplined Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,213,355
Gross tax appreciation of investments	$5,208,913
Gross tax depreciation of investments	(187,547)
Net tax appreciation (depreciation) of investments	$5,021,366

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Growth Fund

March 31, 2011

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	258,360	$ 19,780,042
Raytheon Co.	295,723	15,043,429
		34,823,471
AIR FREIGHT & LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	401,852	29,865,641
AUTO COMPONENTS — 0.9%
Magna International, Inc.	69,802	3,344,214
TRW Automotive Holdings Corp.(1)	253,323	13,953,031
		17,297,245
AUTOMOBILES — 0.3%
Ford Motor Co.(1)	427,412	6,372,713
BEVERAGES — 1.6%
Coca-Cola Co. (The)	179,970	11,941,010
Coca-Cola Enterprises, Inc.	76,690	2,093,637
Dr Pepper Snapple Group, Inc.	393,271	14,613,950
PepsiCo, Inc.	58,041	3,738,421
		32,387,018
BIOTECHNOLOGY — 2.1%
Amgen, Inc.(1)	217,055	11,601,590
Biogen Idec, Inc.(1)	281,865	20,686,072
Cephalon, Inc.(1)	119,044	9,021,154
		41,308,816
CAPITAL MARKETS — 2.2%
Franklin Resources, Inc.	52,088	6,515,167
Goldman Sachs Group, Inc. (The)	7,350	1,164,754
Legg Mason, Inc.	492,938	17,790,132
Morgan Stanley	709,436	19,381,792
		44,851,845
CHEMICALS — 1.8%
Monsanto Co.	110,906	8,014,068
OM Group, Inc.(1)	10,598	387,251
PPG Industries, Inc.	224,916	21,414,252
W.R. Grace & Co.(1)	156,432	5,989,781
		35,805,352
COMMERCIAL BANKS — 2.8%
PNC Financial Services Group, Inc.	133,602	8,415,590
U.S. Bancorp.	238,083	6,292,534
Wells Fargo & Co.	1,298,139	41,151,006
		55,859,130
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	188,656	3,235,450
Harris Corp.	256,231	12,709,058
Motorola Solutions, Inc.(1)	1,785	79,772
Research In Motion Ltd.(1)	48,862	2,764,123
		18,788,403
COMPUTERS & PERIPHERALS — 4.4%
Apple, Inc.(1)	118,573	41,316,762
Dell, Inc.(1)	1,274,631	18,494,896

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Hewlett-Packard Co.	56,313	$ 2,307,143
Lexmark International, Inc., Class A(1)	377,846	13,995,416
Western Digital Corp.(1)	326,627	12,179,921
		88,294,138
CONSTRUCTION & ENGINEERING — 0.8%
KBR, Inc.	389,879	14,725,730
URS Corp.(1)	25,735	1,185,097
		15,910,827
CONSUMER FINANCE — 0.8%
American Express Co.	89,825	4,060,090
Capital One Financial Corp.	85,226	4,428,343
Cash America International, Inc.	159,582	7,348,751
		15,837,184
CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc.(1)	54,816	2,114,801
Graphic Packaging Holding Co.(1)	111,961	606,829
		2,721,630
DIVERSIFIED CONSUMER SERVICES — 0.7%
Career Education Corp.(1)	28,337	643,817
ITT Educational Services, Inc.(1)	180,164	12,998,832
		13,642,649
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp.	1,602,145	21,356,593
Citigroup, Inc.(1)	4,321,186	19,099,642
JPMorgan Chase & Co.	458,893	21,154,967
McGraw-Hill Cos., Inc. (The)	417,386	16,445,009
		78,056,211
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	1,302,204	39,847,443
Qwest Communications International, Inc.	991,594	6,772,587
Verizon Communications, Inc.	892,671	34,403,540
		81,023,570
ELECTRIC UTILITIES — 1.0%
Entergy Corp.	220,428	14,814,966
Exelon Corp.	111,241	4,587,579
		19,402,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Anixter International, Inc.	814	56,890
Corning, Inc.	265,809	5,483,640
TE Connectivity Ltd.	383,471	13,352,460
Vishay Intertechnology, Inc.(1)	855,530	15,177,102
		34,070,092
ENERGY EQUIPMENT & SERVICES — 1.5%
Core Laboratories NV	127,252	13,001,337
Diamond Offshore Drilling, Inc.	8,951	695,493
Schlumberger Ltd.	80,918	7,546,412
SEACOR Holdings, Inc.	102,652	9,491,204
		30,734,446
FOOD & STAPLES RETAILING — 1.1%
Walgreen Co.	474,978	19,065,617
Wal-Mart Stores, Inc.	77,075	4,011,754
		23,077,371

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

FOOD PRODUCTS — 2.6%
Corn Products International, Inc.	74,086	$ 3,839,136
Hershey Co. (The)	343,406	18,664,116
Hormel Foods Corp.	51,664	1,438,326
Sara Lee Corp.	597,361	10,555,369
Tyson Foods, Inc., Class A	910,232	17,467,352
		51,964,299
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Zimmer Holdings, Inc.(1)	143,740	8,700,582
HEALTH CARE PROVIDERS & SERVICES — 3.2%
AMERIGROUP Corp.(1)	20,933	1,344,945
Cardinal Health, Inc.	327,176	13,456,749
Health Net, Inc.(1)	175,030	5,723,481
Humana, Inc.(1)	256,507	17,940,099
Magellan Health Services, Inc.(1)	83,684	4,107,211
UnitedHealth Group, Inc.	502,098	22,694,830
		65,267,315
HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald's Corp.	4,199	319,502
Starbucks Corp.	63,527	2,347,323
		2,666,825
HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	18,584	1,500,844
Procter & Gamble Co. (The)	482,377	29,714,423
		31,215,267
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	214,134	2,783,742
NRG Energy, Inc.(1)	178,431	3,843,404
		6,627,146
INDUSTRIAL CONGLOMERATES — 3.3%
3M Co.	221,521	20,712,214
General Electric Co.	2,242,209	44,956,290
Seaboard Corp.	73	176,149
		65,844,653
INSURANCE — 5.2%
ACE Ltd.	165,224	10,689,993
Allied World Assurance Co. Holdings Ltd.	175,474	11,000,465
American Financial Group, Inc.	393,826	13,791,787
Berkshire Hathaway, Inc., Class B(1)	140,932	11,786,143
Chubb Corp. (The)	99,650	6,109,542
Horace Mann Educators Corp.	675	11,340
Loews Corp.	67,134	2,892,804
Principal Financial Group, Inc.	477,004	15,316,598
Prudential Financial, Inc.	365,448	22,504,288
Travelers Cos., Inc. (The)	144,811	8,613,358
Willis Group Holdings plc	61,337	2,475,561
		105,191,879
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	82,944	1,879,511
INTERNET SOFTWARE & SERVICES — 1.3%
AOL, Inc.(1)	162,325	3,170,207
EarthLink, Inc.	78,802	617,020

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Google, Inc., Class A(1)	37,477	$ 21,969,392
		25,756,619
IT SERVICES — 3.9%
Accenture plc, Class A	339,426	18,658,247
Computer Sciences Corp.	190,758	9,295,637
International Business Machines Corp.	281,563	45,914,479
Visa, Inc., Class A	67,265	4,952,049
		78,820,412
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	185,299	16,124,719
MACHINERY — 2.4%
Caterpillar, Inc.	237,459	26,441,060
Eaton Corp.	69,930	3,876,919
Parker-Hannifin Corp.	186,052	17,615,403
Sauer-Danfoss, Inc.(1)	27,097	1,380,050
		49,313,432
MEDIA — 2.8%
Comcast Corp., Class A	1,024,771	25,332,339
DirecTV, Class A(1)	251,974	11,792,383
Gannett Co., Inc.	277	4,219
Time Warner, Inc.	557,681	19,909,212
		57,038,153
METALS & MINING — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	416,259	23,123,187
Newmont Mining Corp.	315,525	17,221,355
Walter Energy, Inc.	43,893	5,944,429
		46,288,971
MULTILINE RETAIL — 0.6%
Target Corp.	243,048	12,154,830
MULTI-UTILITIES — 0.9%
DTE Energy Co.	15,035	736,113
Integrys Energy Group, Inc.	360,917	18,229,918
		18,966,031
OIL, GAS & CONSUMABLE FUELS — 11.1%
Canadian Natural Resources Ltd.	311,799	15,412,225
Chevron Corp.	480,925	51,665,773
ConocoPhillips	433,028	34,581,616
Exxon Mobil Corp.	788,396	66,327,755
Murphy Oil Corp.	228,905	16,806,205
Occidental Petroleum Corp.	273,335	28,560,774
Sunoco, Inc.	122,997	5,607,433
Williams Cos., Inc. (The)	139,577	4,352,011
		223,313,792
PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	156,490	14,362,652
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	98,830	9,523,259
PHARMACEUTICALS — 6.0%
Abbott Laboratories	364,099	17,859,056
Bristol-Myers Squibb Co.	225,216	5,952,459
Eli Lilly & Co.	624,634	21,968,378
Forest Laboratories, Inc.(1)	445,526	14,390,490

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Johnson & Johnson	712,443	$ 42,212,248
Merck & Co., Inc.	134,870	4,452,058
Pfizer, Inc.	686,471	13,942,226
		120,776,915
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Rayonier, Inc.	185,799	11,577,136
Simon Property Group, Inc.	19,682	2,109,123
		13,686,259
ROAD & RAIL — 1.2%
CSX Corp.	248,048	19,496,573
Norfolk Southern Corp.	69,580	4,819,806
		24,316,379
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	32,155	502,261
Intel Corp.	1,637,726	33,032,934
LSI Corp.(1)	1,807,879	12,293,577
Micron Technology, Inc.(1)	991,070	11,357,662
Teradyne, Inc.(1)	364,940	6,499,581
		63,686,015
SOFTWARE — 3.3%
Electronic Arts, Inc.(1)	86,712	1,693,485
Intuit, Inc.(1)	121,841	6,469,757
Microsoft Corp.	1,786,866	45,314,922
Oracle Corp.	262,333	8,754,052
Symantec Corp.(1)	190,699	3,535,560
		65,767,776
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	6,577	431,583
AutoZone, Inc.(1)	58,816	16,089,705
Bed Bath & Beyond, Inc.(1)	183,926	8,878,108
Best Buy Co., Inc.	110,862	3,183,957
Limited Brands, Inc.	63,631	2,092,187
Ross Stores, Inc.	22,335	1,588,465
Williams-Sonoma, Inc.	277,878	11,254,059
		43,518,064
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	149,139	14,694,666
TOBACCO — 1.8%
Philip Morris International, Inc.	547,171	35,910,833
TOTAL COMMON STOCKS
(Cost $1,637,009,012)		1,993,507,551

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	4,633	$ 4,633
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $12,773,875), in a joint trading account at 0.03%, dated 3/31/11, due 4/1/11 (Delivery value $12,500,010)		12,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,504,633)		12,504,633
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $1,649,513,645)		2,006,012,184
OTHER ASSETS AND LIABILITIES — 0.4%		7,806,524
TOTAL NET ASSETS — 100.0%		$2,013,818,708

Notes to Schedule of Investments

(1)	Non-income producing.

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance  with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,888,446,274	–	–
Foreign Common Stocks	105,061,277	–	–
Temporary Cash Investments	4,633	$12,500,000	–
Total Value of Investment Securities	$1,993,512,184	$12,500,000	–

Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,665,124,631
Gross tax appreciation of investments	$367,214,337
Gross tax depreciation of investments	(26,326,784)
Net tax appreciation (depreciation) of investments	$340,887,553

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Market Neutral Fund

March 31, 2011

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS(1) — 99.7%
AEROSPACE & DEFENSE — 0.1%
General Dynamics Corp.	556	$ 42,567
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc.(2)	6,735	469,564
AIRLINES — 0.6%
JetBlue Airways Corp.(2)	51,555	323,250
US Airways Group, Inc.(2)	11,082	96,524
		419,774
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc.(2)	23,394	294,530
Dana Holding Corp.(2)	5,948	103,436
Federal-Mogul Corp.(2)	7,905	196,835
TRW Automotive Holdings Corp.(2)	5,871	323,374
		918,175
AUTOMOBILES — 0.6%
Ford Motor Co.(2)	26,126	389,539
BEVERAGES — 1.1%
Boston Beer Co., Inc., Class A(2)	3,762	348,436
Dr Pepper Snapple Group, Inc.	10,425	387,393
		735,829
BIOTECHNOLOGY — 1.7%
Amgen, Inc.(2)	3,076	164,412
Biogen Idec, Inc.(2)	2,359	173,127
Cephalon, Inc.(2)	1,454	110,184
Cubist Pharmaceuticals, Inc.(2)	6,524	164,666
Emergent Biosolutions, Inc.(2)	6,914	167,042
Incyte Corp. Ltd.(2)	12,383	196,271
PDL BioPharma, Inc.	28,509	165,352
		1,141,054
CAPITAL MARKETS — 2.4%
GFI Group, Inc.	72,256	362,725
Investment Technology Group, Inc.(2)	19,720	358,707
Legg Mason, Inc.	9,800	353,682
Morgan Stanley	3,354	91,631
optionsXpress Holdings, Inc.	23,527	430,780
		1,597,525
CHEMICALS — 4.4%
Ferro Corp.(2)	25,351	420,573
Georgia Gulf Corp.(2)	9,741	360,417
Minerals Technologies, Inc.	5,453	373,640
OM Group, Inc.(2)	9,410	343,841
PPG Industries, Inc.	4,409	419,781
Scotts Miracle-Gro Co. (The), Class A	2,857	165,277
Solutia, Inc.(2)	14,386	365,404
W.R. Grace & Co.(2)	9,578	366,742

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Westlake Chemical Corp.	1,505	$ 84,581
		2,900,256
COMMERCIAL BANKS — 0.4%
CapitalSource, Inc.	35,228	248,005
COMMERCIAL SERVICES & SUPPLIES — 0.2%
M&F Worldwide Corp.(2)	6,433	161,597
COMMUNICATIONS EQUIPMENT — 2.8%
Arris Group, Inc.(2)	29,103	370,772
DG FastChannel, Inc.(2)	12,150	391,473
Harris Corp.	8,023	397,941
InterDigital, Inc.	7,771	370,754
Plantronics, Inc.	761	27,868
Tellabs, Inc.	56,303	295,028
		1,853,836
COMPUTERS & PERIPHERALS — 1.0%
Dell, Inc.(2)	14,262	206,942
Lexmark International, Inc., Class A(2)	12,393	459,036
		665,978
CONSTRUCTION & ENGINEERING — 2.3%
Chicago Bridge & Iron Co. NV New York Shares	9,274	377,081
KBR, Inc.	11,550	436,243
MasTec, Inc.(2)	16,881	351,125
URS Corp.(2)	7,717	355,368
		1,519,817
CONSUMER FINANCE — 0.9%
Cash America International, Inc.	9,101	419,101
Credit Acceptance Corp.(2)	1,071	75,998
EZCORP, Inc., Class A(2)	2,052	64,412
		559,511
CONTAINERS & PACKAGING — 1.6%
Ball Corp.	8,440	302,574
Crown Holdings, Inc.(2)	4,895	188,849
Graphic Packaging Holding Co.(2)	28,785	156,015
Sealed Air Corp.	14,480	386,037
		1,033,475
DIVERSIFIED CONSUMER SERVICES — 1.5%
Career Education Corp.(2)	21,649	491,865
ITT Educational Services, Inc.(2)	6,848	494,083
		985,948
DIVERSIFIED FINANCIAL SERVICES — 1.2%
Interactive Brokers Group, Inc., Class A	21,171	336,407
McGraw-Hill Cos., Inc. (The)	1,181	46,531
NASDAQ OMX Group, Inc. (The)(2)	14,638	378,247
		761,185
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
IDT Corp., Class B	10,013	269,850
Qwest Communications International, Inc.	52,227	356,711
		626,561
ELECTRIC UTILITIES — 0.9%
DPL, Inc.	17,607	482,608

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Entergy Corp.	1,335	$ 89,725
		572,333
ELECTRICAL EQUIPMENT — 1.1%
Brady Corp., Class A	5,845	208,608
Hubbell, Inc., Class B	2,708	192,349
Thomas & Betts Corp.(2)	4,863	289,203
		690,160
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Anixter International, Inc.	4,332	302,763
Coherent, Inc.(2)	5,605	325,707
Flextronics International Ltd.(2)	23,045	172,146
Power-One, Inc.(2)	34,147	298,786
TE Connectivity Ltd.	4,716	164,211
Vishay Intertechnology, Inc.(2)	21,748	385,810
		1,649,423
ENERGY EQUIPMENT & SERVICES — 2.7%
Complete Production Services, Inc.(2)	11,954	380,257
Core Laboratories NV	3,317	338,898
National Oilwell Varco, Inc.	906	71,819
Oceaneering International, Inc.(2)	2,623	234,627
SEACOR Holdings, Inc.	3,546	327,863
Tetra Technologies, Inc.(2)	29,128	448,571
		1,802,035
FOOD & STAPLES RETAILING — 0.4%
SUPERVALU, INC.	27,586	246,342
Walgreen Co.	575	23,081
		269,423
FOOD PRODUCTS — 1.8%
Corn Products International, Inc.	7,362	381,498
Hershey Co. (The)	6,789	368,982
Hormel Foods Corp.	1,827	50,864
Tyson Foods, Inc., Class A	18,282	350,832
		1,152,176
GAS UTILITIES — 0.8%
Southwest Gas Corp.	1,405	54,753
UGI Corp.	14,373	472,872
		527,625
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
American Medical Systems Holdings, Inc.(2)	18,348	397,051
Cooper Cos., Inc. (The)	5,079	352,737
Hill-Rom Holdings, Inc.	9,112	346,074
Hologic, Inc.(2)	14,744	327,317
Sirona Dental Systems, Inc.(2)	8,614	432,077
		1,855,256
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Cardinal Health, Inc.	4,890	201,126
Health Net, Inc.(2)	12,470	407,769
Humana, Inc.(2)	5,183	362,499
Kindred Healthcare, Inc.(2)	12,253	292,602
Magellan Health Services, Inc.(2)	10,054	493,450
Team Health Holdings, Inc.(2)	19,205	335,703

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

WellCare Health Plans, Inc.(2)	1,958	$ 82,138
		2,175,287
HOTELS, RESTAURANTS & LEISURE — 2.1%
Bob Evans Farms, Inc.	6,815	222,169
Cheesecake Factory, Inc. (The)(2)	15,788	475,061
PF Chang's China Bistro, Inc.	7,236	334,231
Wyndham Worldwide Corp.	11,303	359,548
		1,391,009
HOUSEHOLD DURABLES — 1.5%
Harman International Industries, Inc.	7,749	362,809
PulteGroup, Inc.(2)	35,503	262,722
Tupperware Brands Corp.	5,778	345,004
		970,535
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
AES Corp. (The)(2)	26,534	344,942
Dynegy, Inc.(2)	57,031	324,506
NRG Energy, Inc.(2)	17,446	375,787
		1,045,235
INDUSTRIAL CONGLOMERATES — 0.7%
Seaboard Corp.	186	448,818
INSURANCE — 5.2%
Allied World Assurance Co. Holdings Ltd.	5,528	346,550
American Financial Group, Inc.	10,647	372,858
Aspen Insurance Holdings Ltd.	11,134	306,853
Axis Capital Holdings Ltd.	9,901	345,743
Endurance Specialty Holdings Ltd.	7,839	382,700
Erie Indemnity Co., Class A	295	20,977
First American Financial Corp.	1,228	20,262
Horace Mann Educators Corp.	19,534	328,171
Montpelier Re Holdings Ltd.	23,680	418,426
Navigators Group, Inc. (The)(2)	1,849	95,224
Principal Financial Group, Inc.	10,935	351,123
Prudential Financial, Inc.	6,171	380,010
Willis Group Holdings plc	529	21,350
		3,390,247
INTERNET & CATALOG RETAIL — 0.6%
Shutterfly, Inc.(2)	8,008	419,299
INTERNET SOFTWARE & SERVICES — 2.0%
Ancestry.com, Inc.(2)	12,024	426,251
AOL, Inc.(2)	16,909	330,233
IAC/InterActiveCorp(2)	5,726	176,876
United Online, Inc.	52,132	328,692
ValueClick, Inc.(2)	5,015	72,517
		1,334,569
IT SERVICES — 2.6%
Accenture plc, Class A	7,849	431,460
Computer Sciences Corp.	7,529	366,888
Convergys Corp.(2)	28,429	408,240
TeleTech Holdings, Inc.(2)	14,805	286,921

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

VeriFone Systems, Inc.(2)	3,631	$ 199,523
		1,693,032
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Eastman Kodak Co.(2)	12,463	40,255
Polaris Industries, Inc.	4,328	376,623
		416,878
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bruker Corp.(2)	20,220	421,587
Life Technologies Corp.(2)	1,669	87,489
		509,076
MACHINERY — 2.4%
AGCO Corp.(2)	1,932	106,202
Oshkosh Corp.(2)	10,386	367,457
Parker-Hannifin Corp.	3,873	366,696
Sauer-Danfoss, Inc.(2)	7,751	394,758
Timken Co.	6,161	322,220
		1,557,333
MEDIA — 2.3%
CBS Corp., Class B	13,950	349,308
Cinemark Holdings, Inc.	3,126	60,488
Comcast Corp., Class A	11,948	295,355
Gannett Co., Inc.	16,758	255,224
Interpublic Group of Cos., Inc. (The)	25,890	325,437
Time Warner, Inc.	6,575	234,728
		1,520,540
METALS & MINING — 3.5%
Alcoa, Inc.	5,872	103,641
Century Aluminum Co.(2)	2,500	46,700
Freeport-McMoRan Copper & Gold, Inc.	6,916	384,184
Golden Star Resources Ltd. New York Shares(2)	116,416	345,756
Hecla Mining Co.(2)	49,681	451,102
Lundin Mining Corp.(2)	16,490	137,362
Newmont Mining Corp.	6,143	335,285
Schnitzer Steel Industries, Inc., Class A	5,375	349,429
Walter Energy, Inc.	1,146	155,203
		2,308,662
MULTILINE RETAIL — 1.0%
Dillard's, Inc., Class A	8,455	339,215
Macy's, Inc.	14,406	349,489
		688,704
MULTI-UTILITIES — 0.2%
DTE Energy Co.	3,172	155,301
OIL, GAS & CONSUMABLE FUELS — 8.0%
Anadarko Petroleum Corp.	4,530	371,098
Arch Coal, Inc.	8,100	291,924
Bill Barrett Corp.(2)	9,141	364,817
Canadian Natural Resources Ltd.	4,308	212,944
Chevron Corp.	3,505	376,542
Cimarex Energy Co.	3,705	426,964
Cloud Peak Energy, Inc.(2)	7,801	168,424
ConocoPhillips	5,110	408,085
Gran Tierra Energy, Inc.(2)	47,760	385,423

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Murphy Oil Corp.	1,271	$ 93,317
Stone Energy Corp.(2)	10,944	365,201
Sunoco, Inc.	8,873	404,520
Swift Energy Co.(2)	1,889	80,623
W&T Offshore, Inc.	19,067	434,537
Whiting Petroleum Corp.(2)	6,168	453,041
Williams Cos., Inc. (The)	13,558	422,738
		5,260,198
PAPER & FOREST PRODUCTS — 1.1%
Clearwater Paper Corp.(2)	4,305	350,427
Domtar Corp.	3,784	347,296
		697,723
PERSONAL PRODUCTS — 1.0%
Herbalife Ltd.	4,172	339,434
Nu Skin Enterprises, Inc., Class A	11,368	326,830
		666,264
PHARMACEUTICALS — 2.3%
Eli Lilly & Co.	9,622	338,405
Endo Pharmaceuticals Holdings, Inc.(2)	7,454	284,445
Forest Laboratories, Inc.(2)	13,558	437,922
Impax Laboratories, Inc.(2)	806	20,513
Jazz Pharmaceuticals, Inc.(2)	674	21,467
Par Pharmaceutical Cos., Inc.(2)	7,169	222,813
ViroPharma, Inc.(2)	8,675	172,633
		1,498,198
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
CBL & Associates Properties, Inc.	21,707	378,136
Equity LifeStyle Properties, Inc.	7,028	405,164
Hospitality Properties Trust	7,317	169,389
		952,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CB Richard Ellis Group, Inc., Class A(2)	16,589	442,926
ROAD & RAIL — 0.5%
AMERCO, Inc.(2)	3,501	339,597
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.2%
Entegris, Inc.(2)	40,178	352,361
Fairchild Semiconductor International, Inc.(2)	23,767	432,560
FEI Co.(2)	10,655	359,287
GT Solar International, Inc.(2)	34,725	370,169
Integrated Device Technology, Inc.(2)	51,338	378,361
Intel Corp.	8,808	177,657
Lam Research Corp.(2)	2,492	141,197
LSI Corp.(2)	57,450	390,660
Marvell Technology Group Ltd.(2)	13,223	205,618
Micron Technology, Inc.(2)	36,377	416,880
MKS Instruments, Inc.	6,260	208,458
RF Micro Devices, Inc.(2)	42,317	271,252
Teradyne, Inc.(2)	19,099	340,153
		4,044,613
SOFTWARE — 4.4%
ACI Worldwide, Inc.(2)	10,655	349,484
Aspen Technology, Inc.(2)	7,840	117,522

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

CA, Inc.	6,472	$ 156,493
Cadence Design Systems, Inc.(2)	35,504	346,164
Fair Isaac Corp.	5,846	184,792
Intuit, Inc.(2)	6,936	368,302
Microsoft Corp.	14,540	368,734
Quest Software, Inc.(2)	8,201	208,223
Synopsys, Inc.(2)	16,140	446,272
Take-Two Interactive Software, Inc.(2)	23,417	359,919
		2,905,905
SPECIALTY RETAIL — 1.8%
Advance Auto Parts, Inc.	1,410	92,524
Children's Place Retail Stores, Inc. (The)(2)	5,134	255,827
PetSmart, Inc.	2,896	118,591
Pier 1 Imports, Inc.(2)	23,817	241,743
Williams-Sonoma, Inc.	11,485	465,143
		1,173,828
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Timberland Co. (The), Class A(2)	6,798	280,689
VF Corp.	3,505	345,348
		626,037
THRIFTS & MORTGAGE FINANCE — 0.3%
Northwest Bancshares, Inc.	6,503	81,548
Washington Federal, Inc.	5,361	92,959
		174,507
TRADING COMPANIES & DISTRIBUTORS — 0.5%
United Rentals, Inc.(2)	10,433	347,210
WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Sprint Nextel Corp.(2)	79,596	369,325
United States Cellular Corp.(2)	6,800	350,132
		719,457
TOTAL COMMON STOCKS
(Cost $48,490,848)		65,422,304
TEMPORARY CASH INVESTMENTS — 1.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	31,121	31,121
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/14, valued at $917,993), in a joint trading account at 0.07%, dated 3/31/11, due 4/1/11 (Delivery value $900,002)		900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $931,121)		931,121
TOTAL INVESTMENT SECURITIES — 101.1%
(Cost $49,421,969)		66,353,425
TOTAL SECURITIES SOLD SHORT — (100.5)%		(65,974,451)
OTHER ASSETS AND LIABILITIES — 99.4%		65,250,682
TOTAL NET ASSETS — 100.0%	$65,629,656

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

SECURITIES SOLD SHORT — (100.5)%
COMMON STOCKS — (100.5)%
AEROSPACE & DEFENSE — (1.1)%
CAE, Inc.	(23,184)	$ (308,347)
Spirit Aerosystems Holdings, Inc., Class A	(15,657)	(401,915)
		(710,262)
AIR FREIGHT & LOGISTICS — (0.5)%
C.H. Robinson Worldwide, Inc.	(3,988)	(295,630)
AIRLINES — (0.5)%
AMR Corp.	(51,394)	(332,005)
AUTO COMPONENTS — (1.2)%
Gentex Corp.	(14,682)	(444,130)
Johnson Controls, Inc.	(8,001)	(332,602)
		(776,732)
AUTOMOBILES — (1.1)%
Tesla Motors, Inc.	(14,886)	(412,342)
Thor Industries, Inc.	(9,651)	(322,054)
		(734,396)
BEVERAGES — (0.8)%
Central European Distribution Corp.	(13,996)	(158,855)
PepsiCo, Inc.	(5,547)	(357,282)
		(516,137)
BIOTECHNOLOGY — (2.9)%
Acorda Therapeutics, Inc.	(7,642)	(177,294)
BioMarin Pharmaceutical, Inc.	(2,486)	(62,473)
Dendreon Corp.	(5,200)	(194,636)
Human Genome Sciences, Inc.	(5,998)	(164,645)
InterMune, Inc.	(3,695)	(174,367)
Ironwood Pharmaceuticals, Inc.	(12,281)	(171,934)
Isis Pharmaceuticals, Inc.	(15,283)	(138,158)
Myrexis, Inc.	(35,925)	(138,671)
Pharmasset, Inc.	(2,488)	(195,830)
Savient Pharmaceuticals, Inc.	(16,251)	(172,261)
Theravance, Inc.	(7,073)	(171,308)
Vertex Pharmaceuticals, Inc.	(3,532)	(169,289)
		(1,930,866)
BUILDING PRODUCTS — (0.1)%
Armstrong World Industries, Inc.	(1,630)	(75,420)
CAPITAL MARKETS — (3.5)%
Apollo Investment Corp.	(29,349)	(353,949)
Ares Capital Corp.	(21,778)	(368,048)
Charles Schwab Corp. (The)	(18,480)	(333,194)
Greenhill & Co., Inc.	(5,876)	(386,582)
Invesco Ltd.	(802)	(20,499)
Knight Capital Group, Inc., Class A	(25,976)	(348,078)
MF Global Holdings Ltd.	(29,742)	(246,264)
State Street Corp.	(1,622)	(72,893)
TD Ameritrade Holding Corp.	(7,608)	(158,779)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Teton Advisors, Inc., Class B	(20)	$ (8)
		(2,288,294)
CHEMICALS — (4.1)%
Agrium, Inc.	(2,745)	(253,254)
Ecolab, Inc.	(6,308)	(321,834)
H.B. Fuller Co.	(5,710)	(122,651)
Huntsman Corp.	(15,613)	(271,354)
Intrepid Potash, Inc.	(10,180)	(354,468)
Methanex Corp.	(11,382)	(355,460)
Mosaic Co. (The)	(1,213)	(95,524)
Nalco Holding Co.	(759)	(20,728)
NL Industries, Inc.	(31,422)	(466,616)
Praxair, Inc.	(306)	(31,090)
Valhi, Inc.	(15,346)	(406,361)
		(2,699,340)
COMMERCIAL BANKS — (0.3)%
IBERIABANK Corp.	(2,972)	(178,706)
COMMERCIAL SERVICES & SUPPLIES — (0.9)%
Geo Group, Inc. (The)	(6,209)	(159,199)
Mine Safety Appliances Co.	(577)	(21,159)
Ritchie Bros. Auctioneers, Inc.	(14,024)	(394,775)
		(575,133)
COMMUNICATIONS EQUIPMENT — (2.0)%
Acme Packet, Inc.	(3,773)	(267,732)
Ciena Corp.	(14,450)	(375,122)
Cisco Systems, Inc.	(22,387)	(383,937)
Viasat, Inc.	(7,832)	(312,027)
		(1,338,818)
CONSTRUCTION & ENGINEERING — (1.3)%
AECOM Technology Corp.	(6,568)	(182,131)
Quanta Services, Inc.	(16,236)	(364,173)
Shaw Group, Inc. (The)	(8,593)	(304,278)
		(850,582)
CONSTRUCTION MATERIALS — (0.2)%
Eagle Materials, Inc.	(4,963)	(150,180)
CONSUMER FINANCE — (0.7)%
SLM Corp.	(27,920)	(427,176)
CONTAINERS & PACKAGING — (1.2)%
Bemis Co., Inc.	(13,559)	(444,871)
Temple-Inland, Inc.	(14,512)	(339,581)
		(784,452)
DIVERSIFIED CONSUMER SERVICES — (0.9)%
Grand Canyon Education, Inc.	(19,409)	(281,431)
Hillenbrand, Inc.	(15,700)	(337,550)
		(618,981)
DIVERSIFIED FINANCIAL SERVICES — (1.4)%
Leucadia National Corp.	(8,801)	(330,390)
MSCI, Inc., Class A	(5,991)	(220,589)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

PHH Corp.	(15,580)	$ (339,176)
		(890,155)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.5)%
Frontier Communications Corp.	(41,471)	(340,892)
ELECTRIC UTILITIES — (0.7)%
Allete, Inc.	(808)	(31,488)
Great Plains Energy, Inc.	(5,542)	(110,951)
UIL Holdings Corp.	(11,192)	(341,579)
		(484,018)
ELECTRICAL EQUIPMENT — (0.5)%
GrafTech International Ltd.	(16,498)	(340,354)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (3.3)%
Amphenol Corp., Class A	(5,944)	(323,294)
Avnet, Inc.	(12,244)	(417,398)
Ingram Micro, Inc., Class A	(18,047)	(379,528)
Plexus Corp.	(14,074)	(493,434)
Universal Display Corp.	(9,832)	(541,154)
		(2,154,808)
ENERGY EQUIPMENT & SERVICES — (2.2)%
Baker Hughes, Inc.	(2,550)	(187,247)
Dril-Quip, Inc.	(2,506)	(198,049)
Global Industries Ltd.	(51,754)	(506,672)
Patterson-UTI Energy, Inc.	(787)	(23,130)
Rowan Cos., Inc.	(2,733)	(120,744)
Tidewater, Inc.	(6,137)	(367,299)
Weatherford International Ltd.	(3,050)	(68,930)
		(1,472,071)
FOOD & STAPLES RETAILING — (0.2)%
United Natural Foods, Inc.	(3,243)	(145,351)
FOOD PRODUCTS — (2.7)%
Bunge Ltd.	(5,715)	(413,366)
Green Mountain Coffee Roasters, Inc.	(5,600)	(361,816)
Kraft Foods, Inc., Class A	(12,169)	(381,620)
Pilgrim's Pride Corp.	(57,996)	(447,149)
Snyder's-Lance, Inc.	(8,108)	(160,944)
		(1,764,895)
GAS UTILITIES — (0.5)%
Northwest Natural Gas Co.	(6,930)	(319,681)
HEALTH CARE EQUIPMENT & SUPPLIES — (1.9)%
Alere, Inc.	(4,498)	(176,052)
Edwards Lifesciences Corp.	(2,222)	(193,314)
Meridian Bioscience, Inc.	(5,387)	(129,234)
NuVasive, Inc.	(1,280)	(32,410)
NxStage Medical, Inc.	(2,719)	(59,764)
ResMed, Inc.	(11,408)	(342,239)
Volcano Corp.	(12,980)	(332,288)
		(1,265,301)
HEALTH CARE PROVIDERS & SERVICES — (2.8)%
Catalyst Health Solutions, Inc.	(6,346)	(354,932)
Centene Corp.	(10,611)	(349,951)
Coventry Health Care, Inc.	(6,069)	(193,540)
Landauer, Inc.	(5,407)	(332,639)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

VCA Antech, Inc.	(18,454)	$ (464,672)
WellPoint, Inc.	(1,594)	(111,245)
		(1,806,979)
HEALTH CARE TECHNOLOGY — (0.7)%
Quality Systems, Inc.	(5,175)	(431,285)
HOTELS, RESTAURANTS & LEISURE — (1.5)%
International Speedway Corp., Class A	(8,263)	(246,237)
Jack in the Box, Inc.	(15,720)	(356,530)
Orient-Express Hotels Ltd., Class A	(28,135)	(348,030)
Royal Caribbean Cruises Ltd.	(1,138)	(46,954)
		(997,751)
HOUSEHOLD DURABLES — (0.7)%
M.D.C. Holdings, Inc.	(16,489)	(417,996)
Ryland Group, Inc.	(2,297)	(36,522)
		(454,518)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — (1.1)%
Constellation Energy Group, Inc.	(13,376)	(416,395)
Ormat Technologies, Inc.	(13,161)	(333,368)
		(749,763)
INDUSTRIAL CONGLOMERATES — (0.5)%
Carlisle Cos., Inc.	(8,059)	(359,028)
INSURANCE — (5.1)%
Aon Corp.	(5,476)	(290,009)
Assured Guaranty Ltd.	(23,319)	(347,453)
Berkshire Hathaway, Inc., Class B	(2,278)	(190,509)
Enstar Group Ltd.	(3,587)	(358,270)
Fairfax Financial Holdings Ltd.	(913)	(344,941)
Genworth Financial, Inc., Class A	(27,170)	(365,708)
Hanover Insurance Group, Inc. (The)	(10,258)	(464,175)
Manulife Financial Corp.	(3,242)	(57,351)
MBIA, Inc.	(38,226)	(383,789)
Mercury General Corp.	(765)	(29,934)
MetLife, Inc.	(2,457)	(109,902)
Old Republic International Corp.	(27,601)	(350,257)
		(3,292,298)
INTERNET & CATALOG RETAIL — (0.7)%
priceline.com, Inc.	(876)	(443,641)
INTERNET SOFTWARE & SERVICES — (2.9)%
Akamai Technologies, Inc.	(6,716)	(255,208)
Digital River, Inc.	(9,405)	(352,029)
Equinix, Inc.	(4,012)	(365,493)
MercadoLibre, Inc.	(2,302)	(187,912)
OpenTable, Inc.	(4,374)	(465,175)
SAVVIS, Inc.	(1,740)	(64,537)
VistaPrint NV	(4,287)	(222,495)
		(1,912,849)
IT SERVICES — (2.9)%
CoreLogic, Inc.	(18,575)	(343,638)
Genpact Ltd.	(27,200)	(393,856)
Global Payments, Inc.	(7,387)	(361,372)
Sapient Corp.	(36,656)	(419,711)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Wright Express Corp.	(7,170)	$ (371,693)
		(1,890,270)
LEISURE EQUIPMENT & PRODUCTS(3)
Hasbro, Inc.	(597)	(27,963)
LIFE SCIENCES TOOLS & SERVICES — (1.6)%
Covance, Inc.	(6,299)	(344,681)
Nordion, Inc.	(30,075)	(355,487)
PAREXEL International Corp.	(15,178)	(377,932)
		(1,078,100)
MACHINERY — (1.7)%
PACCAR, Inc.	(6,114)	(320,068)
Terex Corp.	(11,903)	(440,887)
WABCO Holdings, Inc.	(5,524)	(340,499)
		(1,101,454)
MEDIA — (2.1)%
DreamWorks Animation SKG, Inc., Class A	(13,604)	(379,960)
Liberty Media Corp. - Capital, Series A	(5,854)	(431,264)
Morningstar, Inc.	(6,821)	(398,210)
Thomson Reuters Corp.	(4,946)	(194,081)
		(1,403,515)
METALS & MINING — (4.5)%
Agnico-Eagle Mines Ltd. New York Shares	(3,367)	(223,400)
AK Steel Holding Corp.	(27,362)	(431,772)
Allegheny Technologies, Inc.	(2,361)	(159,887)
Allied Nevada Gold Corp.	(4,700)	(166,756)
Carpenter Technology Corp.	(2,387)	(101,949)
Compass Minerals International, Inc.	(601)	(56,212)
Globe Specialty Metals, Inc.	(14,418)	(328,154)
Nevsun Resources Ltd.	(54,939)	(310,405)
North American Palladium Ltd.	(26,239)	(170,291)
Royal Gold, Inc.	(6,745)	(353,438)
Rubicon Minerals Corp.	(10,173)	(52,900)
Silver Standard Resources, Inc.	(3,804)	(119,370)
Thompson Creek Metals Co., Inc.	(9,634)	(120,810)
United States Steel Corp.	(6,211)	(335,021)
		(2,930,365)
MULTILINE RETAIL(3)
Dollar General Corp.	(648)	(20,315)
MULTI-UTILITIES — (0.5)%
Black Hills Corp.	(9,775)	(326,876)
OIL, GAS & CONSUMABLE FUELS — (8.9)%
BPZ Resources, Inc.	(68,027)	(361,223)
Carrizo Oil & Gas, Inc.	(10,868)	(401,355)
Concho Resources, Inc.	(1,174)	(125,970)
CONSOL Energy, Inc.	(7,893)	(423,302)
Enbridge, Inc.	(5,102)	(313,518)
EOG Resources, Inc.	(1,637)	(194,001)
EQT Corp.	(6,164)	(307,584)
Imperial Oil Ltd.	(4,456)	(227,568)
Kodiak Oil & Gas Corp.	(53,189)	(356,366)
McMoRan Exploration Co.	(19,841)	(351,384)
Nordic American Tanker Shipping	(12,871)	(319,716)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Northern Oil & Gas, Inc.	(12,681)	$ (338,583)
Overseas Shipholding Group, Inc.	(13,506)	(434,083)
Petrohawk Energy Corp.	(12,284)	(301,449)
SandRidge Energy, Inc.	(18,599)	(238,067)
TransAtlantic Petroleum Ltd.	(136,151)	(422,068)
Ultra Petroleum Corp.	(6,902)	(339,924)
World Fuel Services Corp.	(8,485)	(344,576)
		(5,800,737)
PERSONAL PRODUCTS — (0.1)%
Avon Products, Inc.	(1,988)	(53,756)
PHARMACEUTICALS — (3.1)%
Auxilium Pharmaceuticals, Inc.	(19,074)	(409,519)
Hospira, Inc.	(2,948)	(162,730)
Nektar Therapeutics	(38,177)	(361,536)
Salix Pharmaceuticals Ltd.	(11,302)	(395,909)
Valeant Pharmaceuticals International, Inc.	(10,146)	(505,372)
VIVUS, Inc.	(26,936)	(166,734)
		(2,001,800)
PROFESSIONAL SERVICES — (1.0)%
CoStar Group, Inc.	(5,591)	(350,444)
Towers Watson & Co., Class A	(5,658)	(313,793)
		(664,237)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.6)%
DiamondRock Hospitality Co.	(13,063)	(145,914)
Digital Realty Trust, Inc.	(2,239)	(130,175)
DuPont Fabros Technology, Inc.	(19,186)	(465,260)
Franklin Street Properties Corp.	(4,341)	(61,078)
UDR, Inc.	(11,502)	(280,304)
		(1,082,731)
REAL ESTATE MANAGEMENT & DEVELOPMENT — (0.6)%
Forest City Enterprises, Inc., Class A	(22,339)	(420,643)
ROAD & RAIL — (0.5)%
Hertz Global Holdings, Inc.	(22,340)	(349,174)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (5.2)%
Atheros Communications, Inc.	(911)	(40,676)
Broadcom Corp., Class A	(2,246)	(88,447)
Cavium Networks, Inc.	(9,680)	(434,923)
Cirrus Logic, Inc.	(8,421)	(177,094)
Cree, Inc.	(7,707)	(355,755)
Formfactor, Inc.	(31,517)	(324,625)
Hittite Microwave Corp.	(812)	(51,781)
MEMC Electronic Materials, Inc.	(29,522)	(382,605)
Microchip Technology, Inc.	(995)	(37,820)
Microsemi Corp.	(1,265)	(26,198)
PMC - Sierra, Inc.	(42,540)	(319,050)
Silicon Laboratories, Inc.	(6,909)	(298,538)
Skyworks Solutions, Inc.	(787)	(25,515)
Spansion, Inc., Class A	(16,218)	(302,790)
Varian Semiconductor Equipment Associates, Inc.	(9,810)	(477,454)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Xilinx, Inc.	(764)	$ (25,059)
		(3,368,330)
SOFTWARE — (3.7)%
AsiaInfo-Linkage, Inc.	(23,019)	(498,361)
Concur Technologies, Inc.	(6,799)	(377,005)
JDA Software Group, Inc.	(11,830)	(357,976)
Pegasystems, Inc.	(10,326)	(391,768)
salesforce.com, inc.	(2,707)	(361,601)
TiVo, Inc.	(47,422)	(415,417)
		(2,402,128)
SPECIALTY RETAIL — (2.8)%
Aaron's, Inc.	(824)	(20,897)
AutoNation, Inc.	(8,250)	(291,803)
Cabela's, Inc.	(5,441)	(136,079)
CarMax, Inc.	(11,280)	(362,088)
Coldwater Creek, Inc.	(138,912)	(366,727)
hhgregg, Inc.	(23,664)	(316,861)
Urban Outfitters, Inc.	(11,741)	(350,234)
		(1,844,689)
TEXTILES, APPAREL & LUXURY GOODS — (1.4)%
Hanesbrands, Inc.	(6,530)	(176,571)
Phillips-Van Heusen Corp.	(5,334)	(346,870)
Skechers U.S.A., Inc., Class A	(18,771)	(385,557)
		(908,998)
THRIFTS & MORTGAGE FINANCE — (1.3)%
MGIC Investment Corp.	(39,160)	(348,132)
Radian Group, Inc.	(50,552)	(344,259)
Tree.com, Inc.	(26,715)	(157,619)
		(850,010)
TOBACCO — (0.6)%
Universal Corp.	(8,925)	(388,595)
TRADING COMPANIES & DISTRIBUTORS — (1.0)%
Fastenal Co.	(4,870)	(315,722)
GATX Corp.	(963)	(37,230)
Textainer Group Holdings, Ltd.	(4,284)	(159,193)
Watsco, Inc.	(1,813)	(126,384)
		(638,529)
WATER UTILITIES — (0.5)%
Aqua America, Inc.	(15,235)	(348,729)
WIRELESS TELECOMMUNICATION SERVICES — (1.7)%
Clearwire Corp., Class A	(78,724)	(440,067)
SBA Communications Corp., Class A	(9,444)	(374,738)
Shenandoah Telecommunications Co.	(18,418)	(332,629)
		(1,147,434)
TOTAL COMMON STOCKS		(65,958,126)
(Proceeds $59,198,182)

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount	Value

CORPORATE BONDS(3)
CAPITAL MARKETS(3)(4)
GAMCO Investors, Inc., 0.00%, 12/31/15	$ (24,900)	$ (16,325)
(Proceeds $24,900)
TOTAL SECURITIES SOLD SHORT — (100.5)%		$65,974,451
(Proceeds $59,223,082)

Notes to Schedule of Investments
(1)	Securities are pledged with brokers as collateral for securities sold short. At the period end, the value of securities pledged was $65,422,304.
(2)	Non-income producing.
(3)	Category is less than 0.05% of total net assets.
(4)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations
The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Market Neutral – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$60,143,053
Foreign Common Stocks	5,279,251
Temporary Cash Investments	31,121	$900,000	–
Total Value of Investment Securities	$65,453,425	$900,000

Securities Sold Short
Domestic Common Stocks	$(58,677,786)	–	–
Foreign Common Stocks	(7,280,340)	–	–
Corporate Bonds	–	$(16,325)	–
Total Value of Securities Sold Short	$(65,958,126)	$(16,325)	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$49,487,133
Gross tax appreciation of investments	$17,774,646
Gross tax depreciation of investments	(908,354)
Net tax appreciation (depreciation) of investments	$16,866,292
Net tax appreciation (depreciation) on securities sold short	$(6,391,746)
Net tax appreciation (depreciation)	$10,474,546

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Gold Fund

March 31, 2011

Global Gold – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
COMMON STOCKS & WARRANTS — 99.8%
AUSTRALIA — 1.1%
Centamin Egypt Ltd.(1)	3,032,300	$ 6,568,159
CGA Mining Ltd.(1)	2,379,741	7,412,912
		13,981,071
CANADA — 74.7%
Agnico-Eagle Mines Ltd.	226,431	15,052,582
Agnico-Eagle Mines Ltd. New York Shares	322,400	21,391,240
Alamos Gold, Inc.	317,100	5,017,343
ATAC Resources Ltd.(1)	569,700	4,113,357
Aurizon Mines Ltd.(1)	887,400	6,242,463
B2Gold Corp.(1)	471,100	1,448,043
Barrick Gold Corp.	3,285,312	170,540,546
Bear Creek Mining Corp.(1)	2,694,700	28,211,661
Belo Sun Mining Corp.(1)	4,915,100	6,337,158
Canaco Resources, Inc.(1)	4,731,900	25,038,316
Centerra Gold, Inc.	387,200	6,949,232
Clifton Star Resources, Inc.(1)(2)	1,510,800	5,422,985
Continental Gold Ltd.(1)	427,000	3,844,982
Detour Gold Corp.(1)	431,001	13,630,212
Dundee Precious Metals, Inc.(1)	1,118,500	10,048,618
East Asia Minerals Corp.(1)	1,053,800	6,369,539
Eldorado Gold Corp.	2,510,900	40,946,188
First Majestic Silver Corp.(1)	270,400	5,748,266
Gammon Gold, Inc.(1)	1,017,700	10,591,638
GBS Gold International, Inc.(1)	347,300	1,791
Goldcorp, Inc.	2,550,276	127,158,682
Goldcorp, Inc. New York Shares	64,300	3,202,140
Golden Star Resources Ltd.(1)	965,100	2,847,020
Great Basin Gold Ltd.(1)	4,577,800	12,040,629
Guyana Goldfields, Inc.(1)	261,500	2,540,825
IAMGOLD Corp.	1,545,219	34,060,165
International Tower Hill Mines Ltd.(1)	387,500	3,888,989
Ivanhoe Mines Ltd.(1)	563,300	15,449,352
Kinross Gold Corp.	1,767,252	27,853,134
Kinross Gold Corp. New York Shares	614,857	9,683,998
Kirkland Lake Gold, Inc.(1)	367,000	5,121,723
Lake Shore Gold Corp.(1)	1,927,115	8,129,861
Minefinders Corp. Ltd.(1)	130,900	1,726,881
Nevsun Resources Ltd.(1)	1,200,000	6,807,633
New Gold, Inc.(1)	2,626,500	30,911,155
Northgate Minerals Corp.(1)	1,395,400	3,799,748
Osisko Mining Corp.(1)	2,074,200	29,866,768
Pan American Silver Corp.	565,800	21,008,154
Premier Gold Mines Ltd.(1)	1,088,500	8,072,527
Rainy River Resources Ltd.(1)	373,800	4,086,931
Rio Novo Gold, Inc.(1)	558,900	1,083,787
Romarco Minerals, Inc.(1)	2,773,100	6,349,956
Sabina Gold & Silver Corp.(1)	918,900	5,535,200
Seabridge Gold, Inc.(1)	107,400	3,417,468
SEMAFO, Inc.(1)	1,212,100	11,614,656
Silver Standard Resources, Inc.(1)	425,700	13,358,466

Global Gold – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value
Silver Wheaton Corp.	1,969,200	$ 85,384,512
Silvercorp Metals, Inc.	588,700	8,567,877
Tahoe Resources, Inc.(1)	737,900	14,917,834
Torex Gold Resources, Inc.(1)	10,286,190	19,309,815
Torex Gold Resources, Inc. Warrants(1)	1,321,547	913,292
Wesdome Gold Mines Ltd.	1,554,400	4,393,044
Yamana Gold, Inc.	3,174,442	39,226,215
Yamana Gold, Inc. New York Shares	926,381	11,403,750
		970,678,347
MEXICO — 1.0%
Fresnillo plc	494,603	12,242,812
PERU — 3.2%
Compania de Minas Buenaventura SA ADR	966,600	41,534,802
SOUTH AFRICA — 6.7%
AngloGold Ashanti Ltd.	465,502	22,324,938
AngloGold Ashanti Ltd. ADR	511,676	24,534,864
Gold Fields Ltd.	1,554,110	27,156,153
Harmony Gold Mining Co. Ltd.	867,150	12,834,654
		86,850,609
UNITED KINGDOM — 3.4%
Randgold Resources Ltd. ADR(1)	543,700	44,333,298
UNITED STATES — 9.7%
Allied Nevada Gold Corp.(1)	64,800	2,303,257
Coeur d'Alene Mines Corp.(1)	521,759	18,146,778
Hecla Mining Co.(1)	878,700	7,978,596
Newmont Mining Corp.	1,440,814	78,639,628
Royal Gold, Inc.	369,521	19,362,901
		126,431,160
TOTAL COMMON STOCKS & WARRANTS
(Cost $529,544,843)		1,296,052,099
TEMPORARY CASH INVESTMENTS — 0.4%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	84,911	84,911
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $5,722,696), in a joint trading account at 0.03%, dated 3/31/11, due 4/1/11 (Delivery value $5,600,005)		5,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,684,911)		5,684,911
TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $535,229,754)		1,301,737,010
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,440,920)
TOTAL NET ASSETS — 100.0%		$1,299,296,090

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

Global Gold – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Gold – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks & Warrants	$449,793,238	$ 719,827,701	–
Domestic Common Stocks	124,127,903	2,303,257	–
Temporary Cash Investments	84,911	5,600,000	–
Total Value of Investment Securities	$574,006,052	$727,730,958	–

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2011 follows:

June 30, 2010						March 31, 2011
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Clifton Star Resources, Inc. (1)	329,700	$5,049,040	-	-	-	1,510,800	$5,422,985

(1)	Non-income producing.

4. Federal Tax Information
As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$543,780,751
Gross tax appreciation of investments	$762,442,046
Gross tax depreciation of investments	(4,485,787)
Net tax appreciation (depreciation) of investments	$757,956,259

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Income & Growth Fund

March 31, 2011

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.7%
AEROSPACE & DEFENSE — 2.4%
General Dynamics Corp.	208,698	$ 15,977,919
Honeywell International, Inc.	85,420	5,100,428
Huntington Ingalls Industries, Inc.(1)	34,864	1,446,856
Lockheed Martin Corp.	6,981	561,272
Northrop Grumman Corp.	209,184	13,117,929
Raytheon Co.	74,317	3,780,506
		39,984,910
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc., Class B	273,990	20,362,937
AUTO COMPONENTS — 1.0%
Magna International, Inc.	119,335	5,717,340
TRW Automotive Holdings Corp.(1)	180,378	9,935,220
		15,652,560
AUTOMOBILES — 0.7%
Ford Motor Co.(1)	729,561	10,877,755
BEVERAGES — 1.7%
Coca-Cola Co. (The)	146,428	9,715,498
Coca-Cola Enterprises, Inc.	131,962	3,602,563
Dr Pepper Snapple Group, Inc.	335,658	12,473,051
PepsiCo, Inc.	21,362	1,375,926
		27,167,038
BIOTECHNOLOGY — 2.2%
Amgen, Inc.(1)	225,802	12,069,117
Biogen Idec, Inc.(1)	198,269	14,550,962
Cephalon, Inc.(1)	81,180	6,151,820
Cubist Pharmaceuticals, Inc.(1)	103,078	2,601,689
		35,373,588
CAPITAL MARKETS — 1.6%
Ameriprise Financial, Inc.	6,044	369,168
Bank of New York Mellon Corp. (The)	412,864	12,332,248
Goldman Sachs Group, Inc. (The)	3,558	563,836
Legg Mason, Inc.	346,770	12,514,929
		25,780,181
CHEMICALS — 2.3%
E.I. du Pont de Nemours & Co.	299,830	16,481,655
Minerals Technologies, Inc.	20,888	1,431,246
Monsanto Co.	62,667	4,528,317
OM Group, Inc.(1)	116,153	4,244,231
PPG Industries, Inc.	107,595	10,244,120
		36,929,569
COMMERCIAL BANKS — 2.5%
CapitalSource, Inc.	343,915	2,421,161
Toronto-Dominion Bank (The)	10,581	937,371
U.S. Bancorp.	520,535	13,757,740
Wells Fargo & Co.	774,764	24,560,019
		41,676,291
COMMUNICATIONS EQUIPMENT — 0.3%
Arris Group, Inc.(1)	128,335	1,634,988

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Cisco Systems, Inc.	139,136	$ 2,386,182
Motorola Solutions, Inc.(1)	13,468	601,885
		4,623,055
COMPUTERS & PERIPHERALS — 5.0%
Apple, Inc.(1)	92,492	32,228,837
Dell, Inc.(1)	921,901	13,376,784
EMC Corp.(1)	126,352	3,354,646
Hewlett-Packard Co.	230,083	9,426,500
Lexmark International, Inc., Class A(1)	234,741	8,694,807
Western Digital Corp.(1)	408,579	15,235,911
		82,317,485
CONSTRUCTION & ENGINEERING — 0.4%
KBR, Inc.	165,432	6,248,367
CONSUMER FINANCE — 0.6%
American Express Co.	165,354	7,474,001
Cash America International, Inc.	40,322	1,856,828
		9,330,829
DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc.	542,294	9,078,001
ITT Educational Services, Inc.(1)	149,939	10,818,099
		19,896,100
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.	912,934	12,169,410
Citigroup, Inc.(1)	2,756,603	12,184,185
JPMorgan Chase & Co.	555,624	25,614,267
McGraw-Hill Cos., Inc. (The)	76,123	2,999,246
NASDAQ OMX Group, Inc. (The)(1)	65,469	1,691,719
		54,658,827
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	1,045,864	32,003,438
CenturyLink, Inc.	54,503	2,264,600
Qwest Communications International, Inc.	497,603	3,398,628
Verizon Communications, Inc.	714,944	27,553,942
		65,220,608
ELECTRIC UTILITIES — 1.4%
Entergy Corp.	100,493	6,754,135
Exelon Corp.	126,621	5,221,850
FirstEnergy Corp.	308,912	11,457,546
		23,433,531
ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	97,668	5,706,741
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Celestica, Inc.(1)	48,419	519,052
TE Connectivity Ltd.	325,116	11,320,539
Vishay Intertechnology, Inc.(1)	621,937	11,033,162
		22,872,753
ENERGY EQUIPMENT & SERVICES — 1.6%
Complete Production Services, Inc.(1)	106,144	3,376,441
National Oilwell Varco, Inc.	52,990	4,200,517
Schlumberger Ltd.	63,068	5,881,722
SEACOR Holdings, Inc.	48,279	4,463,876

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Transocean Ltd.(1)	105,145	$ 8,196,053
		26,118,609
FOOD & STAPLES RETAILING — 1.0%
SUPERVALU, INC.	19,249	171,894
Walgreen Co.	303,928	12,199,670
Wal-Mart Stores, Inc.	78,407	4,081,084
		16,452,648
FOOD PRODUCTS — 1.7%
Corn Products International, Inc.	28,365	1,469,874
H.J. Heinz Co.	17,717	864,944
Hershey Co. (The)	214,835	11,676,282
Sara Lee Corp.	157,332	2,780,057
Tyson Foods, Inc., Class A	574,948	11,033,252
		27,824,409
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Becton, Dickinson & Co.	137,086	10,914,787
Zimmer Holdings, Inc.(1)	78,082	4,726,304
		15,641,091
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	256,196	10,537,342
Humana, Inc.(1)	192,097	13,435,264
Magellan Health Services, Inc.(1)	177,027	8,688,485
UnitedHealth Group, Inc.	377,075	17,043,790
		49,704,881
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	106,821	8,128,010
Starbucks Corp.	156,211	5,771,996
Wyndham Worldwide Corp.	47,105	1,498,410
		15,398,416
HOUSEHOLD DURABLES — 0.1%
American Greetings Corp., Class A	45,528	1,074,461
Whirlpool Corp.	9,138	780,020
		1,854,481
HOUSEHOLD PRODUCTS — 2.6%
Kimberly-Clark Corp.	202,168	13,195,505
Procter & Gamble Co. (The)	468,708	28,872,413
		42,067,918
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
NRG Energy, Inc.(1)	14,962	322,282
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	3,716	347,446
General Electric Co.	1,462,219	29,317,491
		29,664,937
INSURANCE — 5.8%
ACE Ltd.	255,285	16,516,939
Allied World Assurance Co. Holdings Ltd.	78,503	4,921,353
American Financial Group, Inc.	409,007	14,323,425
Aspen Insurance Holdings Ltd.	195,798	5,396,193
Berkshire Hathaway, Inc., Class B(1)	76,560	6,402,713
Endurance Specialty Holdings Ltd.	1,342	65,516
Principal Financial Group, Inc.	376,388	12,085,819
Prudential Financial, Inc.	254,063	15,645,200

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Sun Life Financial, Inc.	255,208	$ 8,021,187
Willis Group Holdings plc	277,705	11,208,174
		94,586,519
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	91,463	2,072,552
INTERNET SOFTWARE & SERVICES — 1.3%
AOL, Inc.(1)	406,935	7,947,440
EarthLink, Inc.	289,193	2,264,381
eBay, Inc.(1)	9,768	303,199
Google, Inc., Class A(1)	17,060	10,000,743
IAC/InterActiveCorp(1)	1,861	57,486
		20,573,249
IT SERVICES — 3.8%
Accenture plc, Class A	217,385	11,949,653
Computer Sciences Corp.	169,188	8,244,531
Convergys Corp.(1)	366,213	5,258,819
International Business Machines Corp.	224,855	36,667,105
		62,120,108
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Polaris Industries, Inc.	31,639	2,753,226
MACHINERY — 3.1%
Caterpillar, Inc.	197,979	22,044,962
Eaton Corp.	262,304	14,542,134
Parker-Hannifin Corp.	130,984	12,401,565
Sauer-Danfoss, Inc.(1)	40,167	2,045,705
		51,034,366
MEDIA — 2.6%
CBS Corp., Class B	15,772	394,931
Comcast Corp., Class A	700,649	17,320,043
DirecTV, Class A(1)	172,349	8,065,933
Time Warner, Inc.	454,389	16,221,688
		42,002,595
METALS & MINING — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	338,469	18,801,953
Newmont Mining Corp.	249,106	13,596,205
Teck Resources Ltd., Class B	12,193	646,473
		33,044,631
MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	132,338	5,309,401
Target Corp.	38,535	1,927,135
		7,236,536
MULTI-UTILITIES — 0.9%
Ameren Corp.	12,849	360,672
Integrys Energy Group, Inc.	285,626	14,426,969
		14,787,641
OIL, GAS & CONSUMABLE FUELS — 10.4%
Arch Coal, Inc.	13,912	501,389
Chevron Corp.	369,957	39,744,481
ConocoPhillips	320,340	25,582,352
Exxon Mobil Corp.	622,746	52,391,621
Hess Corp.	66,335	5,652,405
Murphy Oil Corp.	189,702	13,927,921

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Occidental Petroleum Corp.	227,356	$ 23,756,428
Sunoco, Inc.	15,979	728,483
Valero Energy Corp.	208,383	6,213,981
Williams Cos., Inc. (The)	37,862	1,180,537
		169,679,598
PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp.	140,898	12,931,618
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. (The), Class A	68,700	6,619,932
PHARMACEUTICALS — 6.1%
Abbott Laboratories	203,029	9,958,573
Bristol-Myers Squibb Co.	656,269	17,345,190
Eli Lilly & Co.	463,790	16,311,494
Forest Laboratories, Inc.(1)	81,681	2,638,296
Johnson & Johnson	567,797	33,641,972
Merck & Co., Inc.	154,132	5,087,897
Pfizer, Inc.	731,125	14,849,149
		99,832,571
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Public Storage	22,720	2,519,875
Rayonier, Inc.	5,275	328,686
Simon Property Group, Inc.	52,532	5,629,329
		8,477,890
ROAD & RAIL — 0.9%
CSX Corp.	179,852	14,136,367
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Intel Corp.	1,223,401	24,675,998
LSI Corp.(1)	1,839,413	12,508,008
Micron Technology, Inc.(1)	563,219	6,454,490
Teradyne, Inc.(1)	485,573	8,648,055
		52,286,551
SOFTWARE — 3.5%
Activision Blizzard, Inc.	106,776	1,171,332
Electronic Arts, Inc.(1)	13,377	261,253
Intuit, Inc.(1)	56,848	3,018,629
Microsoft Corp.	1,483,597	37,624,020
Oracle Corp.	475,635	15,871,940
		57,947,174
SPECIALTY RETAIL — 2.7%
AutoZone, Inc.(1)	3,627	992,202
Best Buy Co., Inc.	334,064	9,594,318
Gap, Inc. (The)	277,613	6,290,710
Lowe's Cos., Inc.	567,776	15,006,320
Williams-Sonoma, Inc.	323,412	13,098,186
		44,981,736
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	117,868	11,613,534
TOBACCO — 1.1%
Philip Morris International, Inc.	92,307	6,058,108
Reynolds American, Inc.	354,592	12,598,654
		18,656,762

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

WIRELESS TELECOMMUNICATION SERVICES(2)
Sprint Nextel Corp.(1)	53,177	$ 246,741
TOTAL COMMON STOCKS
(Cost $1,223,612,323)		1,600,784,694
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $5,609,320)	5,609,320	5,609,320
TOTAL INVESTMENT SECURITIES — 98.0%
(Cost $1,229,221,643)		1,606,394,014
OTHER ASSETS AND LIABILITIES — 2.0%		32,898,394
TOTAL NET ASSETS — 100.0%		$1,639,292,408

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
423	S&P 500 E-Mini Futures	June 2011	$27,939,150	$(115,684)

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $27,940,000.

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Income & Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,502,437,233	–	–
Foreign Common Stocks	98,347,461	–	–
Temporary Cash Investments	5,609,320	–	–
Total Value of Investment Securities	$1,606,394,014	–	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(115,684)	–	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,254,753,786
Gross tax appreciation of investments	$390,545,264
Gross tax depreciation of investments	(38,905,036)
Net tax appreciation (depreciation) of investments	$351,640,228

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

International Core Equity Fund

March 31, 2011

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS & WARRANTS — 98.7%
AUSTRALIA — 8.9%
Australia & New Zealand Banking Group Ltd.	4,331	$ 106,663
Bendigo and Adelaide Bank Ltd.	5,999	59,134
BHP Billiton Ltd.	2,284	109,996
Caltex Australia Ltd.	2,939	47,423
Commonwealth Bank of Australia	1,359	73,658
National Australia Bank Ltd.	4,133	110,508
Rio Tinto Ltd.	955	83,717
Telstra Corp. Ltd.	8,102	23,633
Westpac Banking Corp.	430	10,821
		625,553
AUSTRIA — 1.3%
Andritz AG	750	69,928
Erste Group Bank AG	392	19,780
		89,708
BELGIUM — 0.2%
Delhaize Group SA	209	17,016
BERMUDA — 0.3%
Hiscox Ltd.	3,000	18,158
CYPRUS — 0.4%
Bank of Cyprus Public Co. Ltd.	3,683	13,362
ProSafe SE	1,745	13,243
		26,605
DENMARK — 1.8%
H. Lundbeck A/S	3,503	81,230
Novo Nordisk A/S B Shares	385	48,370
		129,600
FINLAND — 2.1%
KONE Oyj B Shares	500	28,769
Nokia Oyj	10,201	87,247
Wartsila Oyj	858	33,500
		149,516
FRANCE — 7.9%
AXA SA	1,181	24,679
BNP Paribas	808	59,099
Bouygues SA	244	11,717
Casino Guichard Perrachon SA	156	14,766
Christian Dior SA	141	19,849
Derichebourg SA(1)	860	7,377
Faurecia(1)	1,101	40,257
France Telecom SA	1,374	30,786
Rallye SA	639	28,911
Rhodia SA	2,142	62,716
Safran SA	177	6,256
Sanofi-Aventis SA	724	50,764
Societe Generale	773	50,229
Total SA	1,142	69,520
Vinci SA	495	30,933

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Vivendi SA	1,630	$ 46,547
		554,406
GABON — 1.1%
Total Gabon SA	149	76,019
GERMANY — 7.4%
Allianz SE	403	56,559
BASF SE	980	84,762
Bayer AG	350	27,103
Deutsche Lufthansa AG(1)	3,150	66,762
Hannover Rueckversicherung AG	1,162	63,442
Henkel AG & Co. KGaA Preference Shares	1,200	74,335
Infineon Technologies AG	2,549	26,136
Metro AG	271	18,518
Muenchener Rueckversicherungs-Gesellschaft AG	44	6,922
ProSiebenSat.1 Media AG Preference Shares	1,985	58,105
Siemens AG	246	33,716
		516,360
GREECE — 1.0%
OPAP SA	3,411	73,043
HONG KONG — 3.0%
BOC Hong Kong Holdings Ltd.	4,500	14,665
Hang Lung Group Ltd.	9,000	55,711
Orient Overseas International Ltd.	6,500	68,229
Wheelock & Co. Ltd.	19,000	71,325
		209,930
IRELAND — 0.1%
Experian plc	770	9,536
ITALY — 2.4%
Danieli & C Officine Meccaniche SpA	2,140	65,023
Enel SpA	7,663	48,305
ENI SpA	1,247	30,627
Mediaset SpA	4,069	25,857
		169,812
JAPAN — 19.2%
Aisin Seiki Co. Ltd.	1,000	34,720
Brother Industries Ltd.	4,400	64,641
Canon, Inc.	600	26,112
Cedyna Financial Corp.(1)	4,300	8,013
Central Japan Railway Co.	2	15,845
Daicel Chemical Industries, Ltd.	3,000	18,502
Daihatsu Motor Co. Ltd.	5,000	72,854
Daiichikosho Co. Ltd.	3,500	59,497
Dainippon Screen Manufacturing Co. Ltd.	7,000	73,383
Dainippon Sumitomo Pharma Co. Ltd.	1,000	9,317
Daito Trust Construction Co. Ltd.	300	20,666
Fuji Heavy Industries Ltd.	7,000	45,107
Hitachi Ltd.	5,000	26,028
Hosiden Corp.	700	7,111
Kao Corp.	2,000	49,892
KDDI Corp.	14	86,680
K's Holdings Corp.	800	23,082
Kuraray Co. Ltd.	3,000	38,663

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Marubeni Corp.	4,000	$ 28,805
Mitsubishi Electric Corp.	7,000	82,640
Mitsui & Co. Ltd.	900	16,132
Nippon Electric Glass Co. Ltd.	2,000	28,324
Nippon Meat Packers, Inc.	1,000	12,611
Nippon Telegraph & Telephone Corp.	1,700	76,334
Nitto Denko Corp.	1,400	74,225
NTT Data Corp.	21	64,909
NTT DoCoMo, Inc.	24	42,183
Sega Sammy Holdings, Inc.	4,200	73,013
Seven & I Holdings Co. Ltd.	1,000	25,511
SOFTBANK CORP.	300	11,974
Sony Financial Holdings, Inc.	800	15,869
Suzuki Motor Corp.	1,000	22,349
Takeda Pharmaceutical Co. Ltd.	600	27,988
Teijin Ltd.	13,000	58,139
Yamaguchi Financial Group, Inc.	1,000	9,257
		1,350,376
MULTI-NATIONAL — 0.4%
iShares MSCI EAFE Index Fund	407	24,457
NETHERLANDS — 4.3%
Heineken Holding NV	781	37,544
ING Groep NV CVA(1)	8,868	112,242
Koninklijke Ahold NV	700	9,393
Royal Dutch Shell plc A Shares	37	1,344
Royal Dutch Shell plc B Shares	3,076	111,520
Unilever NV CVA	993	31,136
		303,179
NEW ZEALAND — 0.2%
Telecom Corp. of New Zealand Ltd.	10,100	15,490
NORWAY — 1.8%
Austevoll Seafood ASA	1,389	10,800
DnB NOR ASA	1,677	25,730
Statoil ASA	400	11,088
TGS Nopec Geophysical Co. ASA	2,900	77,819
		125,437
PEOPLE'S REPUBLIC OF CHINA — 1.8%
Dongfeng Motor Group Co. Ltd. H Shares	36,000	61,276
Yangzijiang Shipbuilding Holdings Ltd.	44,000	63,181
		124,457
SINGAPORE — 1.7%
Golden Agri-Resources Ltd. Warrants(1)	1,224	165
SembCorp Industries Ltd.	11,000	45,466
SembCorp Marine Ltd.	16,000	74,129
		119,760
SPAIN — 3.2%
Antena 3 de Television SA	660	6,136
Banco Santander SA	77	894
Corp. Financiera Alba	274	16,931
Endesa SA	2,303	71,363
Mapfre SA	20,170	76,007

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Telefonica SA	2,125	$ 53,199
		224,530
SWEDEN — 3.5%
Billerud AB	6,554	74,242
Boliden AB	384	8,274
Intrum Justitia AB	2,800	40,812
Investor AB B Shares	3,100	75,242
Nordea Bank AB	3,039	33,270
Saab AB B Shares	730	15,914
		247,754
SWITZERLAND — 6.8%
ABB Ltd.(1)	1,311	31,487
Clariant AG(1)	2,623	47,320
Compagnie Financiere Richemont SA	207	11,956
Emmi AG	110	25,030
Nestle SA	1,334	76,467
Novartis AG	1,444	78,323
Roche Holding AG	331	47,280
Swatch Group AG (The)	768	61,039
Swiss Life Holding AG(1)	85	14,048
Swisscom AG	15	6,687
UBS AG(1)	1,116	20,024
Zurich Financial Services AG(1)	204	57,102
		476,763
UNITED KINGDOM — 17.9%
AstraZeneca plc	2,319	106,508
Aviva plc	11,900	82,621
BHP Billiton plc	1,228	48,461
BP plc	10,395	75,707
British American Tobacco plc	1,393	55,911
British Land Co. plc	876	7,764
BT Group plc	30,111	89,652
Centrica plc	15,842	82,671
Drax Group plc	10,405	66,183
GlaxoSmithKline plc	6,549	124,968
Go-Ahead Group plc	2,254	48,453
HSBC Holdings plc	12,456	128,084
Imperial Tobacco Group plc	712	22,010
Investec plc	3,027	23,197
Next plc	1,050	33,351
Reckitt Benckiser Group plc	260	13,355
Rio Tinto plc	1,017	71,442
Standard Chartered plc	2,958	76,730
Tate & Lyle plc	8,018	74,281
Unilever plc	302	9,205
Vodafone Group plc	6,721	19,030
		1,259,584
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $6,216,152)		6,937,049
OTHER ASSETS AND LIABILITIES — 1.3%		89,659
TOTAL NET ASSETS — 100.0%		$7,026,708

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Market Sector Diversification
(as a % of net assets)
Financials	23.0%
Industrials	12.7%
Materials	11.1%
Consumer Discretionary	10.9%
Consumer Staples	8.6%
Health Care	8.6%
Energy	7.3%
Telecommunication Services	6.5%
Information Technology	5.8%
Utilities	3.8%
Diversified	0.4%
Other Assets and Liabilities	1.3%

Notes to Schedule of Investments
CVA	-	Certificaten Van Aandelen
EAFE	-	Europe, Australasia, and Far East
MSCI	-	Morgan Stanley Capital International

(1)	Non-income producing.

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Repurchase agreements are valued at cost. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Total Investment Securities	$24,457	$6,912,592	–

International Core Equity – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,262,606
Gross tax appreciation of investments	$885,666
Gross tax depreciation of investments	(211,223)
Net tax appreciation (depreciation) of investments	$674,443

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Equity Growth Fund

March 31, 2011

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	63,793	$ 4,883,992
Raytheon Co.	69,485	3,534,702
		8,418,694
AIR FREIGHT & LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	104,925	7,798,026
AUTO COMPONENTS — 0.8%
Magna International, Inc.	15,446	740,018
TRW Automotive Holdings Corp.(1)	62,946	3,467,066
		4,207,084
AUTOMOBILES — 0.3%
Ford Motor Co.(1)	108,732	1,621,194
BEVERAGES — 1.8%
Coca-Cola Co. (The)	50,441	3,346,760
Coca-Cola Enterprises, Inc.	26,695	728,774
Dr Pepper Snapple Group, Inc.	107,461	3,993,251
PepsiCo, Inc.	18,796	1,210,650
		9,279,435
BIOTECHNOLOGY — 2.1%
Amgen, Inc.(1)	58,115	3,106,247
Biogen Idec, Inc.(1)	74,244	5,448,767
Cephalon, Inc.(1)	30,307	2,296,664
		10,851,678
CAPITAL MARKETS — 2.2%
Franklin Resources, Inc.	13,597	1,700,713
Goldman Sachs Group, Inc. (The)	274	43,421
Legg Mason, Inc.	124,859	4,506,161
Morgan Stanley	176,775	4,829,493
		11,079,788
CHEMICALS — 1.9%
Monsanto Co.	29,621	2,140,413
OM Group, Inc.(1)	2,704	98,804
PPG Industries, Inc.	61,405	5,846,370
W.R. Grace & Co.(1)	42,464	1,625,947
		9,711,534
COMMERCIAL BANKS — 2.9%
PNC Financial Services Group, Inc.	34,392	2,166,352
U.S. Bancorp.	69,806	1,844,973
Wells Fargo & Co.	334,557	10,605,457
		14,616,782
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	50,279	862,285
Harris Corp.	63,732	3,161,107
Motorola Solutions, Inc.(1)	1,275	56,980
Research In Motion Ltd.(1)	11,888	672,504
		4,752,876
COMPUTERS & PERIPHERALS — 4.4%
Apple, Inc.(1)	29,438	10,257,671
Dell, Inc.(1)	333,924	4,845,237

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Hewlett-Packard Co.	15,834	$ 648,719
Lexmark International, Inc., Class A(1)	97,587	3,614,623
Western Digital Corp.(1)	79,732	2,973,206
		22,339,456
CONSTRUCTION & ENGINEERING — 0.7%
KBR, Inc.	96,386	3,640,499
URS Corp.(1)	2,381	109,645
		3,750,144
CONSUMER FINANCE — 0.8%
American Express Co.	25,915	1,171,358
Capital One Financial Corp.	19,979	1,038,109
Cash America International, Inc.	40,784	1,878,103
		4,087,570
CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc.(1)	12,531	483,446
Graphic Packaging Holding Co.(1)	27,933	151,397
		634,843
DIVERSIFIED CONSUMER SERVICES — 0.6%
Career Education Corp.(1)	3,933	89,358
ITT Educational Services, Inc.(1)	43,353	3,127,919
		3,217,277
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Bank of America Corp.	404,889	5,397,170
Citigroup, Inc.(1)	1,106,476	4,890,624
JPMorgan Chase & Co.	117,440	5,413,984
McGraw-Hill Cos., Inc. (The)	105,686	4,164,029
		19,865,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
AT&T, Inc.	321,794	9,846,896
Qwest Communications International, Inc.	236,336	1,614,175
Verizon Communications, Inc.	233,962	9,016,896
		20,477,967
ELECTRIC UTILITIES — 1.1%
Entergy Corp.	61,909	4,160,904
Exelon Corp.	42,070	1,734,967
		5,895,871
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Anixter International, Inc.	206	14,397
Corning, Inc.	65,058	1,342,147
TE Connectivity Ltd.	98,645	3,434,819
Vishay Intertechnology, Inc.(1)	218,552	3,877,112
		8,668,475
ENERGY EQUIPMENT & SERVICES — 1.6%
Core Laboratories NV	34,646	3,539,782
Diamond Offshore Drilling, Inc.	2,755	214,063
Schlumberger Ltd.	22,373	2,086,506
SEACOR Holdings, Inc.	25,361	2,344,878
		8,185,229
FOOD & STAPLES RETAILING — 1.2%
Walgreen Co.	120,230	4,826,032
Wal-Mart Stores, Inc.	22,072	1,148,848
		5,974,880

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

FOOD PRODUCTS — 2.8%
Corn Products International, Inc.	21,103	$ 1,093,558
Hershey Co. (The)	96,328	5,235,427
Hormel Foods Corp.	23,475	653,544
Sara Lee Corp.	160,197	2,830,681
Tyson Foods, Inc., Class A	231,717	4,446,649
		14,259,859
HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Zimmer Holdings, Inc.(1)	38,995	2,360,367
HEALTH CARE PROVIDERS & SERVICES — 3.3%
AMERIGROUP Corp.(1)	5,978	384,087
Cardinal Health, Inc.	87,628	3,604,140
Health Net, Inc.(1)	44,106	1,442,266
Humana, Inc.(1)	65,133	4,555,402
Magellan Health Services, Inc.(1)	22,137	1,086,484
UnitedHealth Group, Inc.	129,461	5,851,637
		16,924,016
HOTELS, RESTAURANTS & LEISURE — 0.3%
McDonald's Corp.	6,298	479,215
Starbucks Corp.	23,442	866,182
		1,345,397
HOUSEHOLD PRODUCTS — 1.7%
Colgate-Palmolive Co.	8,578	692,759
Procter & Gamble Co. (The)	126,358	7,783,653
		8,476,412
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp. (The)(1)	58,476	760,188
NRG Energy, Inc.(1)	41,831	901,040
		1,661,228
INDUSTRIAL CONGLOMERATES — 3.3%
3M Co.	59,853	5,596,255
General Electric Co.	565,573	11,339,739
Seaboard Corp.	66	159,258
		17,095,252
INSURANCE — 5.3%
ACE Ltd.	43,303	2,801,704
Allied World Assurance Co. Holdings Ltd.	48,345	3,030,748
American Financial Group, Inc.	92,953	3,255,214
Berkshire Hathaway, Inc., Class B(1)	36,406	3,044,634
Chubb Corp. (The)	26,348	1,615,396
Loews Corp.	18,726	806,903
Principal Financial Group, Inc.	123,066	3,951,649
Prudential Financial, Inc.	90,993	5,603,349
Travelers Cos., Inc. (The)	38,673	2,300,270
Willis Group Holdings plc	17,044	687,896
		27,097,763
INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.	19,283	436,953
INTERNET SOFTWARE & SERVICES — 1.2%
AOL, Inc.(1)	36,825	719,192
Google, Inc., Class A(1)	9,356	5,484,581
		6,203,773

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

IT SERVICES — 4.0%
Accenture plc, Class A	89,146	$ 4,900,356
Computer Sciences Corp.	46,432	2,262,631
International Business Machines Corp.	75,392	12,294,173
Visa, Inc., Class A	17,137	1,261,626
		20,718,786
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	44,484	3,870,998
MACHINERY — 2.3%
Caterpillar, Inc.	60,394	6,724,872
Eaton Corp.	16,835	933,332
Parker-Hannifin Corp.	41,553	3,934,238
Sauer-Danfoss, Inc.(1)	6,356	323,711
		11,916,153
MEDIA — 2.8%
Comcast Corp., Class A	254,193	6,283,651
DirecTV, Class A(1)	60,716	2,841,509
Time Warner, Inc.	149,667	5,343,112
		14,468,272
METALS & MINING — 2.3%
Freeport-McMoRan Copper & Gold, Inc.	105,589	5,865,469
Newmont Mining Corp.	79,188	4,322,081
Walter Energy, Inc.	10,591	1,434,339
		11,621,889
MULTILINE RETAIL — 0.6%
Target Corp.	59,337	2,967,443
MULTI-UTILITIES — 1.2%
DTE Energy Co.	16,722	818,709
Integrys Energy Group, Inc.	100,661	5,084,387
		5,903,096
OIL, GAS & CONSUMABLE FUELS — 11.2%
Canadian Natural Resources Ltd.	75,606	3,737,205
Chevron Corp.	125,297	13,460,657
ConocoPhillips	112,331	8,970,754
Exxon Mobil Corp.	205,501	17,288,799
Murphy Oil Corp.	58,803	4,317,316
Occidental Petroleum Corp.	66,184	6,915,566
Sunoco, Inc.	40,326	1,838,462
Williams Cos., Inc. (The)	33,820	1,054,508
		57,583,267
PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	39,573	3,632,010
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. (The), Class A	26,862	2,588,422
PHARMACEUTICALS — 6.3%
Abbott Laboratories	99,675	4,889,059
Bristol-Myers Squibb Co.	68,575	1,812,437
Eli Lilly & Co.	167,020	5,874,093
Forest Laboratories, Inc.(1)	111,096	3,588,401
Johnson & Johnson	187,937	11,135,267
Merck & Co., Inc.	34,443	1,136,963

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Pfizer, Inc.	179,337	$ 3,642,335
		32,078,555
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Rayonier, Inc.	48,234	3,005,460
Simon Property Group, Inc.	4,268	457,359
		3,462,819
ROAD & RAIL — 1.1%
CSX Corp.	61,005	4,794,993
Norfolk Southern Corp.	14,108	977,261
		5,772,254
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Applied Materials, Inc.	8,994	140,486
Intel Corp.	425,446	8,581,246
LSI Corp.(1)	464,908	3,161,375
Micron Technology, Inc.(1)	246,843	2,828,821
Teradyne, Inc.(1)	92,793	1,652,643
		16,364,571
SOFTWARE — 3.4%
Electronic Arts, Inc.(1)	27,392	534,966
Intuit, Inc.(1)	34,143	1,812,993
Microsoft Corp.	465,326	11,800,668
Oracle Corp.	72,917	2,433,240
Symantec Corp.(1)	55,291	1,025,095
		17,606,962
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	1,013	66,473
AutoZone, Inc.(1)	14,437	3,949,386
Bed Bath & Beyond, Inc.(1)	45,583	2,200,292
Best Buy Co., Inc.	24,921	715,731
Limited Brands, Inc.	20,259	666,116
Ross Stores, Inc.	9,753	693,633
Williams-Sonoma, Inc.	70,754	2,865,537
		11,157,168
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
VF Corp.	37,546	3,699,407
TOTAL COMMON STOCKS
(Cost $429,943,082)		506,707,702
TEMPORARY CASH INVESTMENTS — 0.7%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	93,239	93,239
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/14, valued at $3,671,971), in a joint trading account at 0.07%, dated 3/31/11, due 4/1/11 (Delivery value $3,600,007)		3,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,693,239)		3,693,239
TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $433,636,321)		510,400,941
OTHER ASSETS AND LIABILITIES — 0.4%		1,847,382
TOTAL NET ASSETS — 100.0%		$512,248,323

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

(1)	Non-income producing.

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$479,530,660	–	–
Foreign Common Stocks	27,177,042	–	–
Temporary Cash Investments	93,239	$3,600,000	–
Total Value of Investment Securities	$506,800,941	$3,600,000	–

NT Equity Growth – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$441,233,594
Gross tax appreciation of investments	$71,983,858
Gross tax depreciation of investments	(2,816,511)
Net tax appreciation (depreciation) of investments	$69,167,347

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Small Company Fund

March 31, 2011

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.(1)	14,236	$ 394,622
AeroVironment, Inc.(1)	1,913	66,898
American Science & Engineering, Inc.	2,229	205,870
Astronics Corp.(1)	9,185	231,186
Ceradyne, Inc.(1)	6,577	296,491
Cubic Corp.	10,133	582,648
Curtiss-Wright Corp.	1,765	62,022
Ducommun, Inc.	3,040	72,656
Esterline Technologies Corp.(1)	8,393	593,553
GenCorp, Inc.(1)	42,759	255,699
Moog, Inc., Class A(1)	13,075	600,273
Teledyne Technologies, Inc.(1)	1,624	83,977
		3,445,895
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc.(1)	5,993	417,832
Forward Air Corp.	1,261	38,624
Hub Group, Inc., Class A(1)	16,968	614,072
Park-Ohio Holdings Corp.(1)	14,572	301,058
		1,371,586
AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	5,473	347,098
Hawaiian Holdings, Inc.(1)	26,988	162,198
		509,296
AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	23,358	294,077
Cooper Tire & Rubber Co.	11,326	291,645
Spartan Motors, Inc.	58,968	404,520
		990,242
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.(1)	18,581	248,428
BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	1,390	92,908
National Beverage Corp.	2,536	34,819
		127,727
BIOTECHNOLOGY — 2.1%
Cubist Pharmaceuticals, Inc.(1)	22,782	575,018
Emergent Biosolutions, Inc.(1)	4,290	103,646
Genomic Health, Inc.(1)	8,150	200,490
Incyte Corp. Ltd.(1)	15,840	251,064
Infinity Pharmaceuticals, Inc.(1)	1,571	9,237
Nabi Biopharmaceuticals(1)	50,774	294,997
Neurocrine Biosciences, Inc.(1)	16,796	127,482
OncoGenex Pharmaceutical, Inc.(1)	4,968	76,209
PDL BioPharma, Inc.	63,318	367,244
Regeneron Pharmaceuticals, Inc.(1)	2,275	102,239
SciClone Pharmaceuticals, Inc.(1)	51,703	208,880
Targacept, Inc.(1)	11,696	310,997
		2,627,503

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	20,923	$ 249,612
Quanex Building Products Corp.	24,946	489,690
Simpson Manufacturing Co., Inc.	12,128	357,291
Trex Co., Inc.(1)	1,273	41,525
		1,138,118
CAPITAL MARKETS — 1.6%
BGC Partners, Inc., Class A	36,184	336,149
Calamos Asset Management, Inc., Class A	25,260	419,063
Gladstone Capital Corp.	8,677	98,137
INTL FCStone, Inc.(1)	2,073	52,696
Investment Technology Group, Inc.(1)	23,477	427,047
optionsXpress Holdings, Inc.	28,839	528,042
Pzena Investment Management, Inc., Class A	12,964	91,526
		1,952,660
CHEMICALS — 2.2%
Ferro Corp.(1)	21,791	361,513
Georgia Gulf Corp.(1)	9,983	369,371
Innophos Holdings, Inc.	7,433	342,735
Innospec, Inc.(1)	10,210	326,107
Koppers Holdings, Inc.	1,157	49,404
Minerals Technologies, Inc.	2,217	151,909
OM Group, Inc.(1)	15,624	570,901
PolyOne Corp.	14,046	199,594
Senomyx, Inc.(1)	7,018	42,389
TPC Group, Inc.(1)	11,113	320,832
		2,734,755
COMMERCIAL BANKS — 4.6%
Bank of Hawaii Corp.	2,159	103,243
Bank of the Ozarks, Inc.	2,093	91,485
City Holding Co.	521	18,423
City National Corp.	4,285	244,459
Columbia Banking System, Inc.	9,083	174,121
Community Bank System, Inc.	16,710	405,552
Enterprise Financial Services Corp.	6,600	92,862
First Financial Bankshares, Inc.	1,418	72,843
First Midwest Bancorp., Inc.	29,072	342,759
Hancock Holding Co.	10,570	347,119
Independent Bank Corp.	4,408	119,060
MainSource Financial Group, Inc.	2,541	25,436
NBT Bancorp., Inc.	16,580	377,858
PacWest Bancorp.	5,583	121,430
Prosperity Bancshares, Inc.	9,379	401,140
S&T Bancorp., Inc.	1,016	21,915
Signature Bank(1)	16,756	945,038
Sterling Bancorp.	6,020	60,260
Tompkins Financial Corp.	4,826	200,520
Trustmark Corp.	8,682	203,333
UMB Financial Corp.	16,085	600,855
Umpqua Holdings Corp.	24,946	285,382
United Bankshares, Inc.	8,752	232,103

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Westamerica Bancorp.	3,497	$ 179,641
		5,666,837
COMMERCIAL SERVICES & SUPPLIES — 1.7%
ABM Industries, Inc.	7,883	200,149
APAC Customer Services, Inc.(1)	13,308	79,981
Consolidated Graphics, Inc.(1)	5,936	324,284
G&K Services, Inc., Class A	606	20,149
Interface, Inc., Class A	467	8,635
Knoll, Inc.	8,044	168,602
M&F Worldwide Corp.(1)	2,868	72,044
Team, Inc.(1)	1,115	29,280
Tetra Tech, Inc.(1)	30,827	761,119
Unifirst Corp.	8,632	457,582
Viad Corp.	2,275	54,464
		2,176,289
COMMUNICATIONS EQUIPMENT — 1.9%
Anaren, Inc.(1)	261	5,246
Arris Group, Inc.(1)	51,750	659,295
AudioCodes Ltd.(1)	2,901	17,261
Comtech Telecommunications Corp.	18,467	501,933
DG FastChannel, Inc.(1)	11,033	355,483
InterDigital, Inc.	5,596	266,985
Oplink Communications, Inc.(1)	1,537	29,956
PC-Tel, Inc.(1)	6,355	48,743
Powerwave Technologies, Inc.(1)	47,958	216,291
Sierra Wireless, Inc.(1)	3,491	38,157
Symmetricom, Inc.(1)	30,323	185,880
		2,325,230
COMPUTERS & PERIPHERALS — 1.0%
Lexmark International, Inc., Class A(1)	8,002	296,394
Novatel Wireless, Inc.(1)	7,338	40,065
QLogic Corp.(1)	16,725	310,249
Synaptics, Inc.(1)	22,497	607,869
		1,254,577
CONSTRUCTION & ENGINEERING — 1.4%
Dycom Industries, Inc.(1)	575	9,971
EMCOR Group, Inc.(1)	24,865	770,069
Great Lakes Dredge & Dock Corp.	42,008	320,521
Insituform Technologies, Inc., Class A(1)	10,531	281,704
MasTec, Inc.(1)	15,985	332,488
Michael Baker Corp.(1)	1,161	33,750
Sterling Construction Co., Inc.(1)	2,430	41,019
		1,789,522
CONSUMER FINANCE — 1.7%
Advance America Cash Advance Centers, Inc.	55,185	292,481
Cash America International, Inc.	14,874	684,948
First Cash Financial Services, Inc.(1)	15,482	597,605
QC Holdings, Inc.	2,991	12,951
World Acceptance Corp.(1)	8,721	568,609
		2,156,594
CONTAINERS & PACKAGING — 0.3%
Boise, Inc.	36,214	331,720

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	9,465	$ 312,818
DIVERSIFIED CONSUMER SERVICES — 1.3%
Bridgepoint Education, Inc.(1)	3,624	61,970
Coinstar, Inc.(1)	14,665	673,417
CPI Corp.	15,612	351,426
Lincoln Educational Services Corp.	18,629	296,015
Mac-Gray Corp.	1,432	23,098
Universal Technical Institute, Inc.	7,797	151,652
		1,557,578
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asta Funding, Inc.	1,352	11,573
Interactive Brokers Group, Inc., Class A	22,074	350,756
		362,329
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
IDT Corp., Class B	10,767	290,171
Neutral Tandem, Inc.(1)	6,687	98,633
		388,804
ELECTRIC UTILITIES — 1.0%
Central Vermont Public Service Corp.	6,893	160,538
DPL, Inc.	13,787	377,901
UniSource Energy Corp.	19,236	694,997
		1,233,436
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	4,118	187,781
Generac Holdings, Inc.(1)	5,219	105,894
II-VI, Inc.(1)	454	22,586
Powell Industries, Inc.(1)	12,086	476,672
Ultralife Corp.(1)	21,538	108,982
		901,915
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Anixter International, Inc.	2,068	144,532
Brightpoint, Inc.(1)	45,500	493,220
Celestica, Inc.(1)	22,929	245,799
Coherent, Inc.(1)	298	17,317
CTS Corp.	1,785	19,278
Electro Scientific Industries, Inc.(1)	6,584	114,298
Gerber Scientific, Inc.(1)	10,715	100,292
Insight Enterprises, Inc.(1)	32,238	549,013
Littelfuse, Inc.	8,020	457,942
LoJack Corp.(1)	40,908	191,858
Methode Electronics, Inc.	40,974	494,966
Newport Corp.(1)	19,685	350,984
Power-One, Inc.(1)	36,332	317,905
Pulse Electronics Corp.	32,097	194,187
Radisys Corp.(1)	20,427	176,898
Vishay Intertechnology, Inc.(1)	20,366	361,293
		4,229,782
ENERGY EQUIPMENT & SERVICES — 3.6%
Cal Dive International, Inc.(1)	13,028	90,936
Complete Production Services, Inc.(1)	1,151	36,613
ENGlobal Corp.(1)	11,040	50,011

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Gulf Island Fabrication, Inc.	7,220	$ 232,267
ION Geophysical Corp.(1)	61,100	775,359
Matrix Service Co.(1)	11,960	166,244
Oil States International, Inc.(1)	16,483	1,255,016
OYO Geospace Corp.(1)	3,240	319,399
SEACOR Holdings, Inc.	8,227	760,669
Tetra Technologies, Inc.(1)	42,127	648,756
TGC Industries, Inc.(1)	10,290	79,953
		4,415,223
FOOD & STAPLES RETAILING — 0.6%
Nash Finch Co.	6,729	255,298
Ruddick Corp.	9,500	366,605
Spartan Stores, Inc.	9,113	134,782
		756,685
FOOD PRODUCTS — 1.5%
B&G Foods, Inc.	34,574	648,954
Cal-Maine Foods, Inc.	10,140	299,130
Dole Food Co., Inc.(1)	7,494	102,143
J&J Snack Foods Corp.	8,527	401,366
Overhill Farms, Inc.(1)	42,804	260,677
TreeHouse Foods, Inc.(1)	3,082	175,273
		1,887,543
GAS UTILITIES — 2.0%
Chesapeake Utilities Corp.	7,257	302,036
Laclede Group, Inc. (The)	14,680	559,308
Piedmont Natural Gas Co., Inc.	2,485	75,420
South Jersey Industries, Inc.	6,555	366,883
Southwest Gas Corp.	19,679	766,891
WGL Holdings, Inc.	9,425	367,575
		2,438,113
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Align Technology, Inc.(1)	8,667	177,500
American Medical Systems Holdings, Inc.(1)	33,632	727,796
Analogic Corp.	1,072	60,622
Cooper Cos., Inc. (The)	8,339	579,144
Cyberonics, Inc.(1)	1,656	52,677
Cynosure, Inc., Class A(1)	4,289	59,574
Greatbatch, Inc.(1)	18,810	497,713
Haemonetics Corp.(1)	5,360	351,294
Integra LifeSciences Holdings Corp.(1)	12,954	614,279
Invacare Corp.	21,289	662,514
Kensey Nash Corp.(1)	17,762	442,451
		4,225,564
HEALTH CARE PROVIDERS & SERVICES — 5.3%
Amedisys, Inc.(1)	9,542	333,970
AMERIGROUP Corp.(1)	16,702	1,073,103
Amsurg Corp.(1)	5,743	146,102
Cross Country Healthcare, Inc.(1)	6,012	47,074
Five Star Quality Care, Inc.(1)	45,336	368,582
Gentiva Health Services, Inc.(1)	337	9,446
Healthspring, Inc.(1)	19,654	734,470
HMS Holdings Corp.(1)	7,939	649,807

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

LHC Group, Inc.(1)	6,607	$ 198,210
Magellan Health Services, Inc.(1)	14,688	720,887
Molina Healthcare, Inc.(1)	12,155	486,200
Owens & Minor, Inc.	1,945	63,174
PDI, Inc.(1)	9,049	73,387
PharMerica Corp.(1)	5,012	57,337
Providence Service Corp. (The)(1)	19,662	294,537
PSS World Medical, Inc.(1)	28,458	772,635
Team Health Holdings, Inc.(1)	17,985	314,378
WellCare Health Plans, Inc.(1)	5,138	215,539
		6,558,838
HEALTH CARE TECHNOLOGY — 0.9%
HealthStream, Inc.(1)	6,045	46,788
Medidata Solutions, Inc.(1)	13,945	356,574
Omnicell, Inc.(1)	3,231	49,240
Quality Systems, Inc.	8,435	702,973
		1,155,575
HOTELS, RESTAURANTS & LEISURE — 1.9%
AFC Enterprises, Inc.(1)	25,800	390,354
CEC Entertainment, Inc.	802	30,260
Cracker Barrel Old Country Store, Inc.	13,439	660,392
Isle of Capri Casinos, Inc.(1)	5,342	50,749
Multimedia Games, Inc.(1)	28,579	163,758
Peet's Coffee & Tea, Inc.(1)	4,810	231,313
PF Chang's China Bistro, Inc.	14,229	657,238
Ruby Tuesday, Inc.(1)	2,549	33,417
Ruth's Hospitality Group, Inc.(1)	16,613	85,723
Texas Roadhouse, Inc.	594	10,092
		2,313,296
HOUSEHOLD DURABLES — 0.4%
American Greetings Corp., Class A	4,753	112,171
iRobot Corp.(1)	10,058	330,807
		442,978
HOUSEHOLD PRODUCTS — 0.4%
Central Garden and Pet Co., Class A(1)	53,048	488,572
WD-40 Co.	1,067	45,177
		533,749
INDUSTRIAL CONGLOMERATES — 0.4%
Seaboard Corp.	147	354,711
Standex International Corp.	2,496	94,573
		449,284
INSURANCE — 3.4%
Allied World Assurance Co. Holdings Ltd.	4,478	280,726
American Financial Group, Inc.	11,467	401,574
American Safety Insurance Holdings Ltd.(1)	15,680	336,022
Aspen Insurance Holdings Ltd.	13,378	368,698
FBL Financial Group, Inc., Class A	2,612	80,241
Flagstone Reinsurance Holdings SA	5,110	46,041
Hallmark Financial Services(1)	5,679	47,590
Horace Mann Educators Corp.	16,780	281,904
Maiden Holdings Ltd.	40,874	306,146
Meadowbrook Insurance Group, Inc.	40,024	414,248

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Montpelier Re Holdings Ltd.	18,047	$ 318,891
National Financial Partners Corp.(1)	34,292	505,807
Navigators Group, Inc. (The)(1)	4,217	217,176
Selective Insurance Group, Inc.	2,872	49,686
State Auto Financial Corp.	3,943	71,841
United Fire & Casualty Co.	8,630	174,412
Universal Insurance Holdings, Inc.	57,167	309,845
		4,210,848
INTERNET & CATALOG RETAIL — 0.3%
Shutterfly, Inc.(1)	7,289	381,652
INTERNET SOFTWARE & SERVICES — 1.4%
Ancestry.com, Inc.(1)	9,148	324,297
Dice Holdings, Inc.(1)	1,015	15,337
EarthLink, Inc.	30,382	237,891
IAC/InterActiveCorp(1)	5,981	184,753
j2 Global Communications, Inc.(1)	21,209	625,877
United Online, Inc.	62,989	397,146
		1,785,301
IT SERVICES — 2.6%
Acxiom Corp.(1)	21,753	312,156
CACI International, Inc., Class A(1)	8,041	493,074
Cardtronics, Inc.(1)	22,836	464,713
Convergys Corp.(1)	10,403	149,387
CSG Systems International, Inc.(1)	29,332	584,880
Dynamics Research Corp.(1)	8,475	138,566
MAXIMUS, Inc.	8,580	696,439
TeleTech Holdings, Inc.(1)	22,604	438,065
		3,277,280
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	25,111	390,476
Brunswick Corp.	16,679	424,147
JAKKS Pacific, Inc.(1)	22,715	439,535
Nautilus, Inc.(1)	7,544	21,802
Polaris Industries, Inc.	3,729	324,498
		1,600,458
MACHINERY — 3.5%
Alamo Group, Inc.	11,257	309,005
Altra Holdings, Inc.(1)	7,541	178,118
Briggs & Stratton Corp.	13,860	313,929
Hurco Cos., Inc.(1)	3,018	92,049
Kadant, Inc.(1)	3,428	89,779
L.B. Foster Co., Class A	7,503	323,454
Mueller Industries, Inc.	10,739	393,262
NACCO Industries, Inc., Class A	2,801	309,987
Sauer-Danfoss, Inc.(1)	6,706	341,537
Tennant Co.	8,478	356,415
Timken Co.	7,589	396,905
Toro Co. (The)	12,889	853,510
Twin Disc, Inc.	10,382	334,508
Watts Water Technologies, Inc., Class A	745	28,451
		4,320,909

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

MARINE(2)
Horizon Lines, Inc., Class A	15,853	$ 13,475
MEDIA — 0.6%
Arbitron, Inc.	931	37,268
Journal Communications, Inc., Class A(1)	20,176	121,056
LodgeNet Interactive Corp.(1)	37,204	135,423
MDC Partners, Inc., Class A	1,863	31,243
Scholastic Corp.	2,630	71,115
Sinclair Broadcast Group, Inc., Class A	26,247	329,137
		725,242
METALS & MINING — 1.0%
Golden Star Resources Ltd. New York Shares(1)	90,727	269,459
Hecla Mining Co.(1)	35,279	320,333
Noranda Aluminum Holding Corp.(1)	21,948	352,266
Silvercorp Metals, Inc.	19,783	288,238
		1,230,296
MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	4,931	197,832
Dollar Tree, Inc.(1)	5,249	291,424
Fred's, Inc., Class A	12,283	163,610
		652,866
MULTI-UTILITIES — 0.3%
Avista Corp.	16,128	373,041
OIL, GAS & CONSUMABLE FUELS — 3.3%
Callon Petroleum Co.(1)	42,880	333,178
Cloud Peak Energy, Inc.(1)	14,328	309,341
CVR Energy, Inc.(1)	17,111	396,291
DHT Holdings, Inc.	30,762	147,965
Energy Partners Ltd.(1)	20,946	377,028
James River Coal Co.(1)	8,786	212,358
Panhandle Oil and Gas, Inc., Class A	4,485	141,950
Petroleum Development Corp.(1)	5,656	271,544
REX American Resources Corp.(1)	8,969	143,145
SM Energy Co.	4,340	321,985
Stone Energy Corp.(1)	24,264	809,690
Toreador Resources Corp.(1)	15,249	164,384
Vaalco Energy, Inc.(1)	7,248	56,244
W&T Offshore, Inc.	17,206	392,125
World Fuel Services Corp.	795	32,285
		4,109,513
PAPER & FOREST PRODUCTS — 1.7%
Buckeye Technologies, Inc.	16,406	446,735
Clearwater Paper Corp.(1)	7,762	631,827
KapStone Paper and Packaging Corp.(1)	32,001	549,457
Neenah Paper, Inc.	20,630	453,241
		2,081,260
PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc.	1,481	27,413
USANA Health Sciences, Inc.(1)	8,417	290,471
		317,884
PHARMACEUTICALS — 2.1%
Cornerstone Therapeutics, Inc.(1)	1,738	11,506

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Endo Pharmaceuticals Holdings, Inc.(1)	8,117	$ 309,745
Impax Laboratories, Inc.(1)	7,639	194,412
Jazz Pharmaceuticals, Inc.(1)	9,949	316,876
Medicines Co. (The)(1)	19,411	316,205
Medicis Pharmaceutical Corp., Class A	9,645	309,026
Par Pharmaceutical Cos., Inc.(1)	4,852	150,800
Questcor Pharmaceuticals, Inc.(1)	19,930	287,191
ViroPharma, Inc.(1)	35,856	713,534
		2,609,295
PROFESSIONAL SERVICES — 1.3%
Dolan Co. (The)(1)	6,628	80,464
Exponent, Inc.(1)	6,910	308,255
GP Strategies Corp.(1)	13,089	178,011
Heidrick & Struggles International, Inc.	2,551	70,994
ICF International, Inc.(1)	8,910	183,011
Insperity, Inc.	16,179	491,518
Mistras Group, Inc.(1)	15,904	273,708
On Assignment, Inc.(1)	3,901	36,904
TrueBlue, Inc.(1)	3,265	54,819
		1,677,684
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
Agree Realty Corp.	1,237	27,771
BioMed Realty Trust, Inc.	849	16,148
CBL & Associates Properties, Inc.	3,145	54,786
Colonial Properties Trust	26,225	504,831
Entertainment Properties Trust	3,484	163,121
Equity LifeStyle Properties, Inc.	7,429	428,282
Extra Space Storage, Inc.	16,653	344,884
Getty Realty Corp.	1,281	29,309
Home Properties, Inc.	12,430	732,748
Kilroy Realty Corp.	15,652	607,767
Lexington Realty Trust	67,486	630,994
LTC Properties, Inc.	964	27,320
Medical Properties Trust, Inc.	34,784	402,451
Mid-America Apartment Communities, Inc.	10,238	657,279
Mission West Properties, Inc.	10,928	71,797
National Health Investors, Inc.	868	41,594
National Retail Properties, Inc.	21,293	556,386
Pebblebrook Hotel Trust	6,464	143,178
Post Properties, Inc.	12,592	494,236
Potlatch Corp.	9,384	377,237
PS Business Parks, Inc.	11,384	659,589
Sovran Self Storage, Inc.	8,558	338,469
Tanger Factory Outlet Centers	26,382	692,264
Universal Health Realty Income Trust	4,334	175,657
		8,178,098
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
FirstService Corp.(1)	6,532	248,412
ROAD & RAIL — 0.6%
AMERCO, Inc.(1)	3,419	331,643
Heartland Express, Inc.	6,328	111,120

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

RailAmerica, Inc.(1)	18,485	$ 314,984
		757,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
ASM International NV New York Shares(1)	7,393	292,689
Cabot Microelectronics Corp.(1)	12,658	661,380
Cypress Semiconductor Corp.(1)	14,315	277,425
Entegris, Inc.(1)	42,302	370,989
FEI Co.(1)	19,608	661,182
Integrated Device Technology, Inc.(1)	44,042	324,589
Lattice Semiconductor Corp.(1)	51,909	306,263
LTX-Credence Corp.(1)	41,601	379,817
Micrel, Inc.	26,515	357,422
MKS Instruments, Inc.	20,517	683,216
Photronics, Inc.(1)	5,631	50,510
RF Micro Devices, Inc.(1)	29,151	186,858
Rudolph Technologies, Inc.(1)	18,264	199,808
Sigma Designs, Inc.(1)	28,662	371,173
Silicon Image, Inc.(1)	6,269	56,233
Standard Microsystems Corp.(1)	21,504	530,289
Tessera Technologies, Inc.(1)	25,089	458,125
Varian Semiconductor Equipment Associates, Inc.(1)	4,142	201,591
Veeco Instruments, Inc.(1)	15,432	784,563
		7,154,122
SOFTWARE — 3.4%
ACI Worldwide, Inc.(1)	9,591	314,585
Blackbaud, Inc.	3,372	91,853
Magma Design Automation, Inc.(1)	29,252	199,499
Manhattan Associates, Inc.(1)	14,431	472,182
Monotype Imaging Holdings, Inc.(1)	7,042	102,109
NetScout Systems, Inc.(1)	13,154	359,367
Opnet Technologies, Inc.	5,251	204,737
Progress Software Corp.(1)	28,079	816,818
QAD, Inc., Class A(1)	1,620	17,447
QAD, Inc., Class B(1)	1,562	16,089
Radiant Systems, Inc.(1)	4,626	81,880
Renaissance Learning, Inc.	4,805	56,459
Rosetta Stone, Inc.(1)	18,883	249,445
Take-Two Interactive Software, Inc.(1)	13,963	214,611
TeleNav, Inc.(1)	7,751	92,004
TIBCO Software, Inc.(1)	11,788	321,223
Websense, Inc.(1)	25,936	595,750
		4,206,058
SPECIALTY RETAIL — 3.7%
Books-A-Million, Inc.	1,636	6,757
Cato Corp. (The), Class A	15,407	377,471
Children's Place Retail Stores, Inc. (The)(1)	14,413	718,200
Destination Maternity Corp.	11,628	268,258
Express, Inc.	2,232	43,613
Finish Line, Inc. (The), Class A	27,643	548,713
GameStop Corp., Class A(1)	11,198	252,179
Genesco, Inc.(1)	13,402	538,760
Monro Muffler Brake, Inc.	2,796	92,212

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Pier 1 Imports, Inc.(1)	32,781	$ 332,727
Rent-A-Center, Inc.	8,809	307,522
Select Comfort Corp.(1)	25,646	309,291
Sonic Automotive, Inc., Class A	31,455	440,685
Stage Stores, Inc.	15,582	299,486
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,689	81,292
		4,617,166
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.(1)	3,701	105,960
Oxford Industries, Inc.	9,449	323,061
Perry Ellis International, Inc.(1)	16,100	443,072
Quiksilver, Inc.(1)	34,652	153,162
RG Barry Corp.	1,584	20,734
Warnaco Group, Inc. (The)(1)	5,917	338,393
Wolverine World Wide, Inc.	18,538	691,097
		2,075,479
THRIFTS & MORTGAGE FINANCE — 0.5%
Brookline Bancorp., Inc.	2,574	27,104
Charter Financial Corp.	1,749	19,327
Provident Financial Services, Inc.	19,168	283,686
TrustCo Bank Corp. NY	57,223	339,332
		669,449
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	15,038	500,164
Beacon Roofing Supply, Inc.(1)	15,313	313,457
DXP Enterprises, Inc.(1)	10,330	238,416
Kaman Corp.	1,833	64,522
		1,116,559
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
USA Mobility, Inc.	28,055	406,517
TOTAL COMMON STOCKS
(Cost $98,263,303)		123,807,100
TEMPORARY CASH INVESTMENTS — 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	45,525	45,525
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/14, valued at $917,993), in a joint trading account at 0.07%, dated 3/31/11, due 4/1/11 (Delivery value $900,002)		900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $945,525)		945,525
TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $99,208,828)		124,752,625
OTHER ASSETS AND LIABILITIES — (0.5)%		(603,912)
TOTAL NET ASSETS — 100.0%		$124,148,713

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$123,807,100	–	–
Temporary Cash Investments	45,525	$900,000	–
Total Value of Investment Securities	$123,852,625	$900,000	–

NT Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,032,919
Gross tax appreciation of investments	$25,034,640
Gross tax depreciation of investments	(1,314,934)
Net tax appreciation (depreciation) of investments	$23,719,706

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Company Fund

March 31, 2011

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.(1)	35,757	$ 991,184
AeroVironment, Inc.(1)	4,475	156,491
American Science & Engineering, Inc.	5,647	521,557
Astronics Corp.(1)	22,697	571,284
Ceradyne, Inc.(1)	16,530	745,172
Cubic Corp.	24,166	1,389,545
Curtiss-Wright Corp.	3,736	131,283
Ducommun, Inc.	9,308	222,461
Esterline Technologies Corp.(1)	20,606	1,457,256
GenCorp, Inc.(1)	103,817	620,826
Moog, Inc., Class A(1)	32,346	1,485,005
Teledyne Technologies, Inc.(1)	4,926	254,723
		8,546,787
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc.(1)	14,389	1,003,201
Forward Air Corp.	2,956	90,542
Hub Group, Inc., Class A(1)	43,118	1,560,441
Park-Ohio Holdings Corp.(1)	36,479	753,656
		3,407,840
AIRLINES — 0.4%
Alaska Air Group, Inc.(1)	12,756	808,986
Hawaiian Holdings, Inc.(1)	70,844	425,772
		1,234,758
AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	57,201	720,161
Cooper Tire & Rubber Co.	28,686	738,665
Spartan Motors, Inc.	145,047	995,022
		2,453,848
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.(1)	48,780	652,189
BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	3,231	215,960
National Beverage Corp.	3,307	45,405
		261,365
BIOTECHNOLOGY — 2.1%
Cubist Pharmaceuticals, Inc.(1)	56,617	1,429,013
Emergent Biosolutions, Inc.(1)	9,371	226,403
Genomic Health, Inc.(1)	20,585	506,391
Incyte Corp. Ltd.(1)	39,028	618,594
Infinity Pharmaceuticals, Inc.(1)	3,121	18,352
Nabi Biopharmaceuticals(1)	126,527	735,122
Neurocrine Biosciences, Inc.(1)	42,271	320,837
OncoGenex Pharmaceutical, Inc.(1)	12,041	184,709
PDL BioPharma, Inc.	152,283	883,241
Regeneron Pharmaceuticals, Inc.(1)	5,937	266,809
SciClone Pharmaceuticals, Inc.(1)	123,923	500,649
Targacept, Inc.(1)	28,575	759,809
		6,449,929

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

BUILDING PRODUCTS — 0.9%
Gibraltar Industries, Inc.(1)	54,141	$ 645,902
Quanex Building Products Corp.	62,409	1,225,089
Simpson Manufacturing Co., Inc.	32,207	948,818
Trex Co., Inc.(1)	2,962	96,620
		2,916,429
CAPITAL MARKETS — 1.6%
BGC Partners, Inc., Class A	86,935	807,626
Calamos Asset Management, Inc., Class A	61,681	1,023,288
Gladstone Capital Corp.	21,163	239,354
INTL FCStone, Inc.(1)	7,251	184,320
Investment Technology Group, Inc.(1)	59,015	1,073,483
optionsXpress Holdings, Inc.	72,190	1,321,799
Pzena Investment Management, Inc., Class A	30,869	217,935
		4,867,805
CHEMICALS — 2.2%
Ferro Corp.(1)	52,648	873,430
Georgia Gulf Corp.(1)	23,650	875,050
Innophos Holdings, Inc.	18,568	856,170
Innospec, Inc.(1)	25,804	824,180
Koppers Holdings, Inc.	2,754	117,596
Minerals Technologies, Inc.	4,977	341,024
OM Group, Inc.(1)	39,118	1,429,372
PolyOne Corp.	36,379	516,945
Senomyx, Inc.(1)	17,366	104,891
TPC Group, Inc.(1)	26,939	777,729
		6,716,387
COMMERCIAL BANKS — 4.5%
Bank of Hawaii Corp.	5,620	268,748
Bank of the Ozarks, Inc.	5,029	219,818
City Holding Co.	1,262	44,624
City National Corp.	10,155	579,343
Columbia Banking System, Inc.	22,078	423,235
Community Bank System, Inc.	41,503	1,007,278
Enterprise Financial Services Corp.	15,493	217,986
First Financial Bankshares, Inc.	2,864	147,124
First Midwest Bancorp., Inc.	72,487	854,622
Hancock Holding Co.	26,409	867,272
Independent Bank Corp.	10,126	273,503
MainSource Financial Group, Inc.	6,436	64,424
NBT Bancorp., Inc.	40,233	916,910
PacWest Bancorp.	13,985	304,174
Prosperity Bancshares, Inc.	23,647	1,011,382
S&T Bancorp., Inc.	2,405	51,876
Signature Bank(1)	41,185	2,322,834
Sterling Bancorp.	14,215	142,292
Tompkins Financial Corp.	12,443	517,007
Trustmark Corp.	21,226	497,113
UMB Financial Corp.	40,885	1,527,259
Umpqua Holdings Corp.	64,052	732,755
United Bankshares, Inc.	22,248	590,017

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Westamerica Bancorp.	8,841	$ 454,162
		14,035,758
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	21,029	533,926
APAC Customer Services, Inc.(1)	37,242	223,824
Consolidated Graphics, Inc.(1)	14,754	806,011
G&K Services, Inc., Class A	1,866	62,044
Interface, Inc., Class A	1,424	26,330
Knoll, Inc.	19,657	412,011
M&F Worldwide Corp.(1)	6,838	171,771
Team, Inc.(1)	2,928	76,889
Tetra Tech, Inc.(1)	78,024	1,926,413
Unifirst Corp.	21,666	1,148,515
Viad Corp.	6,068	145,268
		5,533,002
COMMUNICATIONS EQUIPMENT — 1.9%
Anaren, Inc.(1)	739	14,854
Arris Group, Inc.(1)	130,762	1,665,908
AudioCodes Ltd.	8,170	48,612
Comtech Telecommunications Corp.	45,191	1,228,291
DG FastChannel, Inc.(1)	27,254	878,124
InterDigital, Inc.	13,892	662,787
Oplink Communications, Inc.(1)	4,561	88,894
PC-Tel, Inc.(1)	17,747	136,120
Powerwave Technologies, Inc.(1)	121,520	548,055
Sierra Wireless, Inc.(1)	10,224	111,748
Symmetricom, Inc.(1)	79,775	489,021
		5,872,414
COMPUTERS & PERIPHERALS — 1.0%
Lexmark International, Inc., Class A(1)	19,895	736,911
Novatel Wireless, Inc.(1)	20,296	110,816
QLogic Corp.(1)	40,711	755,189
Synaptics, Inc.(1)	54,630	1,476,103
		3,079,019
CONSTRUCTION & ENGINEERING — 1.4%
Dycom Industries, Inc.(1)	1,548	26,842
EMCOR Group, Inc.(1)	63,228	1,958,171
Great Lakes Dredge & Dock Corp.	101,289	772,835
Insituform Technologies, Inc., Class A(1)	27,610	738,568
MasTec, Inc.(1)	38,416	799,053
Michael Baker Corp.(1)	3,711	107,879
Sterling Construction Co., Inc.(1)	4,548	76,770
		4,480,118
CONSUMER FINANCE — 1.7%
Advance America Cash Advance Centers, Inc.	133,435	707,205
Cash America International, Inc.	36,612	1,685,983
First Cash Financial Services, Inc.(1)	38,987	1,504,898
QC Holdings, Inc.	2,746	11,890
World Acceptance Corp.(1)	21,769	1,419,339
		5,329,315
CONTAINERS & PACKAGING — 0.3%
Boise, Inc.	91,618	839,221

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.(1)	22,885	$ 756,349
DIVERSIFIED CONSUMER SERVICES — 1.3%
Bridgepoint Education, Inc.(1)	8,769	149,950
Coinstar, Inc.(1)	35,968	1,651,650
CPI Corp.	38,404	864,474
Lincoln Educational Services Corp.	46,403	737,344
Mac-Gray Corp.	3,689	59,504
Universal Technical Institute, Inc.	21,122	410,823
		3,873,745
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Asta Funding, Inc.	2,001	17,128
Interactive Brokers Group, Inc., Class A	55,585	883,246
		900,374
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
IDT Corp., Class B	27,537	742,122
Neutral Tandem, Inc.(1)	17,549	258,848
		1,000,970
ELECTRIC UTILITIES — 0.9%
Central Vermont Public Service Corp.	18,198	423,831
DPL, Inc.	28,340	776,799
UniSource Energy Corp.	44,959	1,624,369
		2,824,999
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	11,019	502,466
Generac Holdings, Inc.(1)	12,952	262,796
II-VI, Inc.(1)	1,470	73,133
Powell Industries, Inc.(1)	30,420	1,199,765
Ultralife Corp.(1)	54,964	278,118
		2,316,278
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Anixter International, Inc.	5,147	359,724
Brightpoint, Inc.(1)	112,343	1,217,798
Celestica, Inc.(1)	55,718	597,297
Coherent, Inc.(1)	474	27,544
CTS Corp.	6,021	65,027
Electro Scientific Industries, Inc.(1)	16,646	288,975
Gerber Scientific, Inc.(1)	28,641	268,080
Insight Enterprises, Inc.(1)	80,308	1,367,645
Littelfuse, Inc.	19,980	1,140,858
LoJack Corp.(1)	99,077	464,671
Methode Electronics, Inc.	101,276	1,223,414
Newport Corp.(1)	49,505	882,674
Power-One, Inc.(1)	91,494	800,573
Pulse Electronics Corp.	81,088	490,582
Radisys Corp.(1)	51,828	448,830
Vishay Intertechnology, Inc.(1)	49,681	881,341
		10,525,033
ENERGY EQUIPMENT & SERVICES — 3.5%
Cal Dive International, Inc.(1)	30,880	215,542
Complete Production Services, Inc.(1)	2,828	89,959
ENGlobal Corp.(1)	26,918	121,939

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Gulf Island Fabrication, Inc.	17,249	$ 554,900
ION Geophysical Corp.(1)	150,184	1,905,835
Matrix Service Co.(1)	32,286	448,775
Oil States International, Inc.(1)	41,270	3,142,298
OYO Geospace Corp.(1)	7,978	786,471
SEACOR Holdings, Inc.	20,569	1,901,810
Tetra Technologies, Inc.(1)	104,327	1,606,636
TGC Industries, Inc.(1)	25,253	196,216
		10,970,381
FOOD & STAPLES RETAILING — 0.6%
Nash Finch Co.	16,584	629,197
Ruddick Corp.	22,221	857,508
Spartan Stores, Inc.	20,429	302,145
		1,788,850
FOOD PRODUCTS — 1.5%
B&G Foods, Inc.	81,918	1,537,601
Cal-Maine Foods, Inc.	24,332	717,794
Dole Food Co., Inc.(1)	18,702	254,908
J&J Snack Foods Corp.	21,790	1,025,655
Overhill Farms, Inc.(1)	104,521	636,533
TreeHouse Foods, Inc.(1)	7,096	403,550
		4,576,041
GAS UTILITIES — 1.9%
Chesapeake Utilities Corp.	17,912	745,498
Laclede Group, Inc. (The)	35,414	1,349,273
Piedmont Natural Gas Co., Inc.	5,269	159,914
South Jersey Industries, Inc.	19,153	1,071,994
Southwest Gas Corp.	48,323	1,883,147
WGL Holdings, Inc.	19,799	772,161
		5,981,987
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Align Technology, Inc.(1)	21,526	440,852
American Medical Systems Holdings, Inc.(1)	82,856	1,793,004
Analogic Corp.	3,005	169,933
Cooper Cos., Inc. (The)	20,439	1,419,488
Cyberonics, Inc.(1)	4,738	150,716
Cynosure, Inc., Class A(1)	9,840	136,678
Greatbatch, Inc.(1)	45,187	1,195,648
Haemonetics Corp.(1)	12,931	847,498
Integra LifeSciences Holdings Corp.(1)	32,527	1,542,430
Invacare Corp.	52,855	1,644,848
Kensey Nash Corp.(1)	43,978	1,095,492
		10,436,587
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Amedisys, Inc.(1)	24,380	853,300
AMERIGROUP Corp.(1)	41,337	2,655,902
Amsurg Corp.(1)	14,305	363,919
Cross Country Healthcare, Inc.(1)	16,510	129,273
Five Star Quality Care, Inc.(1)	109,206	887,845
Gentiva Health Services, Inc.(1)	1,622	45,465
Healthspring, Inc.(1)	48,753	1,821,900
HMS Holdings Corp.(1)	19,923	1,630,697

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

LHC Group, Inc.(1)	17,325	$ 519,750
Magellan Health Services, Inc.(1)	36,410	1,787,003
Molina Healthcare, Inc.(1)	29,792	1,191,680
Owens & Minor, Inc.	3,060	99,389
PDI, Inc.(1)	17,751	143,961
PharMerica Corp.(1)	12,883	147,381
Providence Service Corp. (The)(1)	49,296	738,454
PSS World Medical, Inc.(1)	69,946	1,899,034
Team Health Holdings, Inc.(1)	43,059	752,671
WellCare Health Plans, Inc.(1)	12,649	530,626
		16,198,250
HEALTH CARE TECHNOLOGY — 0.9%
HealthStream, Inc.(1)	15,729	121,742
Medidata Solutions, Inc.(1)	36,071	922,336
Omnicell, Inc.(1)	7,775	118,491
Quality Systems, Inc.	20,576	1,714,804
		2,877,373
HOTELS, RESTAURANTS & LEISURE — 1.9%
AFC Enterprises, Inc.(1)	64,402	974,402
CEC Entertainment, Inc.	3,202	120,811
Cracker Barrel Old Country Store, Inc.	32,804	1,611,989
Isle of Capri Casinos, Inc.(1)	15,129	143,726
Multimedia Games, Inc.(1)	71,080	407,288
Peet's Coffee & Tea, Inc.(1)	12,768	614,013
PF Chang's China Bistro, Inc.	34,384	1,588,197
Ruby Tuesday, Inc.(1)	5,823	76,340
Ruth's Hospitality Group, Inc.(1)	40,886	210,972
Texas Roadhouse, Inc.	2,081	35,356
		5,783,094
HOUSEHOLD DURABLES — 0.4%
American Greetings Corp., Class A	12,147	286,669
iRobot Corp.(1)	25,118	826,131
		1,112,800
HOUSEHOLD PRODUCTS — 0.4%
Central Garden and Pet Co., Class A(1)	132,249	1,218,013
WD-40 Co.	2,104	89,084
		1,307,097
INDUSTRIAL CONGLOMERATES — 0.3%
Seaboard Corp.	351	846,963
Standex International Corp.	6,269	237,532
		1,084,495
INSURANCE — 3.4%
Allied World Assurance Co. Holdings Ltd.	11,538	723,317
American Financial Group, Inc.	29,894	1,046,888
American Safety Insurance Holdings Ltd.(1)	37,553	804,761
Aspen Insurance Holdings Ltd.	32,222	888,038
FBL Financial Group, Inc., Class A	7,221	221,829
Flagstone Reinsurance Holdings SA	13,354	120,320
Hallmark Financial Services(1)	16,112	135,019
Horace Mann Educators Corp.	43,893	737,402
Maiden Holdings Ltd.	98,110	734,844
Meadowbrook Insurance Group, Inc.	98,246	1,016,846

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Montpelier Re Holdings Ltd.	43,611	$ 770,606
National Financial Partners Corp.(1)	84,571	1,247,422
Navigators Group, Inc. (The)(1)	10,816	557,024
Selective Insurance Group, Inc.	5,371	92,918
State Auto Financial Corp.	7,817	142,426
United Fire & Casualty Co.	20,399	412,264
Universal Insurance Holdings, Inc.	139,576	756,502
		10,408,426
INTERNET & CATALOG RETAIL — 0.3%
Shutterfly, Inc.(1)	17,732	928,448
INTERNET SOFTWARE & SERVICES — 1.5%
Ancestry.com, Inc.(1)	22,655	803,120
Dice Holdings, Inc.(1)	3,399	51,359
EarthLink, Inc.	81,822	640,666
IAC/InterActiveCorp(1)	14,157	437,310
j2 Global Communications, Inc.(1)	53,932	1,591,533
United Online, Inc.	154,885	976,550
		4,500,538
IT SERVICES — 2.6%
Acxiom Corp.(1)	53,770	771,599
CACI International, Inc., Class A(1)	19,387	1,188,811
Cardtronics, Inc.(1)	57,185	1,163,715
Convergys Corp.(1)	24,820	356,415
CSG Systems International, Inc.(1)	72,987	1,455,361
Dynamics Research Corp.(1)	19,093	312,171
MAXIMUS, Inc.	21,243	1,724,294
TeleTech Holdings, Inc.(1)	56,454	1,094,078
		8,066,444
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Arctic Cat, Inc.(1)	63,393	985,761
Brunswick Corp.	41,753	1,061,779
JAKKS Pacific, Inc.(1)	56,306	1,089,521
Nautilus, Inc.(1)	22,280	64,389
Polaris Industries, Inc.	8,934	777,437
		3,978,887
MACHINERY — 3.5%
Alamo Group, Inc.	27,175	745,954
Altra Holdings, Inc.(1)	20,222	477,644
Briggs & Stratton Corp.	34,395	779,047
Hurco Cos., Inc.(1)	7,471	227,865
Kadant, Inc.(1)	9,321	244,117
L.B. Foster Co., Class A	18,440	794,948
Mueller Industries, Inc.	27,022	989,546
NACCO Industries, Inc., Class A	6,997	774,358
Sauer-Danfoss, Inc.(1)	16,494	840,039
Tennant Co.	20,867	877,249
Timken Co.	19,544	1,022,151
Toro Co. (The)	31,213	2,066,925
Twin Disc, Inc.	25,708	828,312
Watts Water Technologies, Inc., Class A	2,492	95,169
		10,763,324

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

MARINE(2)
Horizon Lines, Inc., Class A	41,139	$ 34,968
MEDIA — 0.6%
Arbitron, Inc.	2,573	102,997
Journal Communications, Inc., Class A(1)	50,536	303,216
LodgeNet Interactive Corp.(1)	89,945	327,400
MDC Partners, Inc., Class A	4,208	70,568
Scholastic Corp.	7,426	200,799
Sinclair Broadcast Group, Inc., Class A	63,526	796,616
		1,801,596
METALS & MINING — 1.0%
Golden Star Resources Ltd. New York Shares(1)	222,126	659,714
Hecla Mining Co.(1)	88,239	801,210
Noranda Aluminum Holding Corp.(1)	52,887	848,836
Silvercorp Metals, Inc.	49,938	727,597
		3,037,357
MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	12,715	510,126
Dollar Tree, Inc.(1)	13,056	724,869
Fred's, Inc., Class A	32,434	432,021
		1,667,016
MULTI-UTILITIES — 0.3%
Avista Corp.	42,711	987,905
OIL, GAS & CONSUMABLE FUELS — 3.3%
Callon Petroleum Co.(1)	107,336	834,001
Cloud Peak Energy, Inc.(1)	34,500	744,855
CVR Energy, Inc.(1)	41,240	955,118
DHT Holdings, Inc.	75,459	362,958
Energy Partners Ltd.(1)	49,665	893,970
James River Coal Co.(1)	21,757	525,867
Panhandle Oil and Gas, Inc., Class A	10,672	337,769
Petroleum Development Corp.(1)	14,943	717,413
REX American Resources Corp.(1)	21,103	336,804
SM Energy Co.	11,043	819,280
Stone Energy Corp.(1)	60,123	2,006,305
Toreador Resources Corp.(1)	38,143	411,182
Vaalco Energy, Inc.(1)	18,732	145,360
W&T Offshore, Inc.	41,503	945,853
World Fuel Services Corp.	2,907	118,053
		10,154,788
PAPER & FOREST PRODUCTS — 1.7%
Buckeye Technologies, Inc.	40,686	1,107,880
Clearwater Paper Corp.(1)	19,447	1,582,986
KapStone Paper and Packaging Corp.(1)	80,560	1,383,215
Neenah Paper, Inc.	50,348	1,106,145
		5,180,226
PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc.	4,870	90,144
USANA Health Sciences, Inc.(1)	20,717	714,943
		805,087
PHARMACEUTICALS — 2.1%
Cornerstone Therapeutics, Inc.(1)	1,195	7,911

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Endo Pharmaceuticals Holdings, Inc.(1)	20,160	$ 769,306
Impax Laboratories, Inc.(1)	18,817	478,893
Jazz Pharmaceuticals, Inc.(1)	25,084	798,925
Medicines Co. (The)(1)	46,721	761,085
Medicis Pharmaceutical Corp., Class A	24,003	769,056
Par Pharmaceutical Cos., Inc.(1)	11,669	362,672
Questcor Pharmaceuticals, Inc.(1)	50,797	731,985
ViroPharma, Inc.(1)	88,564	1,762,424
		6,442,257
PROFESSIONAL SERVICES — 1.4%
Dolan Co. (The)(1)	17,858	216,796
Exponent, Inc.(1)	17,326	772,913
GP Strategies Corp.(1)	32,319	439,538
Heidrick & Struggles International, Inc.	6,385	177,695
ICF International, Inc.(1)	21,990	451,675
Insperity, Inc.	39,782	1,208,577
Mistras Group, Inc.(1)	39,184	674,357
On Assignment, Inc.(1)	10,818	102,338
TrueBlue, Inc.(1)	9,300	156,147
		4,200,036
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.6%
Agree Realty Corp.	3,153	70,785
BioMed Realty Trust, Inc.	3,512	66,798
CBL & Associates Properties, Inc.	7,447	129,727
Colonial Properties Trust	65,973	1,269,980
Entertainment Properties Trust	9,147	428,263
Equity LifeStyle Properties, Inc.	17,529	1,010,547
Extra Space Storage, Inc.	41,298	855,282
Getty Realty Corp.	2,995	68,526
Home Properties, Inc.	30,471	1,796,265
Kilroy Realty Corp.	39,860	1,547,764
Lexington Realty Trust	169,047	1,580,589
LTC Properties, Inc.	1,856	52,599
Medical Properties Trust, Inc.	85,043	983,948
Mid-America Apartment Communities, Inc.	25,816	1,657,387
Mission West Properties, Inc.	20,957	137,687
National Health Investors, Inc.	3,597	172,368
National Retail Properties, Inc.	52,353	1,367,984
Pebblebrook Hotel Trust	19,371	429,068
Post Properties, Inc.	32,337	1,269,227
Potlatch Corp.	19,869	798,734
PS Business Parks, Inc.	27,825	1,612,180
Sovran Self Storage, Inc.	21,229	839,607
Tanger Factory Outlet Centers	66,670	1,749,421
Universal Health Realty Income Trust	11,065	448,464
		20,343,200
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
FirstService Corp.(1)	15,771	599,771
ROAD & RAIL — 0.6%
AMERCO, Inc.(1)	8,268	801,996
Heartland Express, Inc.	16,352	287,141

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

RailAmerica, Inc.(1)	45,059	$ 767,805
		1,856,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
ASM International NV New York Shares(1)	18,440	730,040
Cabot Microelectronics Corp.(1)	31,535	1,647,704
Cypress Semiconductor Corp.(1)	35,707	692,002
Entegris, Inc.(1)	102,693	900,618
FEI Co.(1)	48,486	1,634,948
Integrated Device Technology, Inc.(1)	106,850	787,484
Lattice Semiconductor Corp.(1)	123,720	729,948
LTX-Credence Corp.(1)	101,577	927,398
Micrel, Inc.	66,147	891,662
MKS Instruments, Inc.	50,233	1,672,759
Photronics, Inc.(1)	14,267	127,975
RF Micro Devices, Inc.(1)	74,479	477,410
Rudolph Technologies, Inc.(1)	44,091	482,355
Sigma Designs, Inc.(1)	71,829	930,186
Silicon Image, Inc.(1)	15,520	139,214
Standard Microsystems Corp.(1)	53,790	1,326,461
Tessera Technologies, Inc.(1)	62,125	1,134,402
Varian Semiconductor Equipment Associates, Inc.(1)	11,024	536,538
Veeco Instruments, Inc.(1)	39,239	1,994,911
		17,764,015
SOFTWARE — 3.4%
ACI Worldwide, Inc.(1)	23,428	768,438
Blackbaud, Inc.	7,714	210,129
Magma Design Automation, Inc.(1)	69,355	473,001
Manhattan Associates, Inc.(1)	35,175	1,150,926
Monotype Imaging Holdings, Inc.(1)	17,469	253,301
NetScout Systems, Inc.(1)	32,840	897,189
Opnet Technologies, Inc.	13,216	515,292
Progress Software Corp.(1)	70,702	2,056,721
QAD, Inc., Class B(1)	1,035	10,661
QAD, Inc., Class A(1)	4,035	43,457
Radiant Systems, Inc.(1)	12,224	216,365
Renaissance Learning, Inc.	9,794	115,079
Rosetta Stone, Inc.(1)	47,965	633,618
Take-Two Interactive Software, Inc.(1)	35,373	543,683
TeleNav, Inc.(1)	19,786	234,860
TIBCO Software, Inc.(1)	31,379	855,078
Websense, Inc.(1)	64,021	1,470,562
		10,448,360
SPECIALTY RETAIL — 3.7%
Books-A-Million, Inc.	6,378	26,341
Cato Corp. (The), Class A	37,284	913,458
Children's Place Retail Stores, Inc. (The)(1)	35,565	1,772,204
Destination Maternity Corp.	28,743	663,101
Express, Inc.	5,267	102,917
Finish Line, Inc. (The), Class A	68,302	1,355,795
GameStop Corp., Class A(1)	27,702	623,849
Genesco, Inc.(1)	33,173	1,333,555
Monro Muffler Brake, Inc.	6,342	209,159

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

Pier 1 Imports, Inc.(1)	80,149	$ 813,512
Rent-A-Center, Inc.	22,912	799,858
Select Comfort Corp.(1)	62,925	758,876
Sonic Automotive, Inc., Class A	77,813	1,090,160
Stage Stores, Inc.	38,261	735,376
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,964	190,787
		11,388,948
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter's, Inc.(1)	10,066	288,190
Oxford Industries, Inc.	24,259	829,415
Perry Ellis International, Inc.(1)	41,198	1,133,769
Quiksilver, Inc.(1)	89,643	396,222
RG Barry Corp.	4,417	57,818
Warnaco Group, Inc. (The)(1)	14,447	826,224
Wolverine World Wide, Inc.	46,147	1,720,360
		5,251,998
THRIFTS & MORTGAGE FINANCE — 0.5%
Brookline Bancorp., Inc.	6,571	69,193
Charter Financial Corp.	6,566	72,554
Provident Financial Services, Inc.	47,958	709,779
TrustCo Bank Corp. NY	143,526	851,109
		1,702,635
TOBACCO — 0.3%
Vector Group Ltd.	46,491	803,829
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	37,465	1,246,086
Beacon Roofing Supply, Inc.(1)	36,635	749,918
DXP Enterprises, Inc.(1)	25,981	599,641
Kaman Corp.	5,763	202,858
		2,798,503
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
USA Mobility, Inc.	69,153	1,002,027
TOTAL COMMON STOCKS
(Cost $243,679,736)		307,908,418
TEMPORARY CASH INVESTMENTS — 0.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	27,399	27,399
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/14, valued at $713,994), in a joint trading account at 0.07%, dated 3/31/11, due 4/1/11 (Delivery value $700,001)		700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $727,399)		727,399
TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $244,407,135)		308,635,817
OTHER ASSETS AND LIABILITIES — 0.2%		703,867
TOTAL NET ASSETS — 100.0%		$309,339,684

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$307,908,418	–	–
Temporary Cash Investments	27,399	$700,000	–
Total Value of Investment Securities	$307,935,817	$700,000	–

Small Company – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$244,767,099
Gross tax appreciation of investments	$71,383,018
Gross tax depreciation of investments	(7,514,300)
Net tax appreciation (depreciation) of investments	$63,868,718

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Inflation Opportunities Fund

March 31, 2011

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

U.S. TREASURY SECURITIES — 36.4%
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	$ 1,307,738	$ 1,367,813
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	2,149,559	2,303,556
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	1,797,278	1,881,665
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	1,001,207	1,083,102
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	1,358,709	1,480,781
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	1,488,044	1,590,579
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	934,648	1,025,849
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	1,482,028	1,606,728
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	2,784,388	2,890,543
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	2,354,976	2,591,025
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	1,275,994	1,409,176
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	982,827	1,108,061
TOTAL U.S. TREASURY SECURITIES
(Cost $19,987,037)		20,338,878
COMMON STOCKS — 21.4%
CHEMICALS — 0.8%
Agrium, Inc.	1,453	134,054
CF Industries Holdings, Inc.	201	27,495
Mosaic Co. (The)	1,974	155,452
Potash Corp. of Saskatchewan, Inc.	2,448	144,261
		461,262
ENERGY EQUIPMENT & SERVICES — 2.9%
Baker Hughes, Inc.	1,969	144,584
Diamond Offshore Drilling, Inc.	644	50,039
Ensco plc ADR	2,229	128,925
GasFrac Energy Services, Inc.(2)	18,805	241,487
Halliburton Co.	4,571	227,819
Nabors Industries Ltd.(2)	2,039	61,945
National Oilwell Varco, Inc.	627	49,702
Noble Corp.	443	20,210
Patterson-UTI Energy, Inc.	1,879	55,224
Schlumberger Ltd.	4,423	412,489
Tidewater, Inc.	799	47,820
Weatherford International Ltd.(2)	1,875	42,375
Zodiac Exploration, Inc.(2)	139,356	150,927
		1,633,546
FOOD PRODUCTS — 0.3%
BioExx Specialty Proteins Ltd.(2)	46,568	87,420
Origin Agritech Ltd.(2)	6,132	47,216
		134,636
HOTELS, RESTAURANTS & LEISURE — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,170	68,000
METALS & MINING — 4.0%
Aquarius Platinum Ltd.	8,144	45,151
Barrick Gold Corp.	2,532	131,436
Bear Creek Mining Corp.(2)	16,294	170,587
BHP Billiton Ltd. ADR	680	65,198
Canaco Resources, Inc.(2)	23,844	126,168

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

Detour Gold Corp.(2)	1,685	$ 53,287
Dundee Precious Metals, Inc.(2)	5,784	51,964
Fortescue Metals Group Ltd.	15,141	100,388
Freeport-McMoRan Copper & Gold, Inc.	2,902	161,206
Fresnillo plc	2,903	71,857
Goldcorp, Inc. New York Shares	2,654	132,169
Ivanhoe Mines Ltd.(2)	4,944	135,597
Molycorp, Inc.(2)	3,366	202,027
Newmont Mining Corp.	1,096	59,820
Osisko Mining Corp.(2)	9,244	133,106
Pan American Silver Corp.	631	23,429
Rare Element Resources Ltd.(2)	2,624	34,558
Sabina Gold & Silver Corp.(2)	5,186	31,239
SEMAFO, Inc.(2)	3,106	29,763
Silver Wheaton Corp.	2,674	115,945
Silvercorp Metals, Inc.	2,755	40,140
Tahoe Resources, Inc.(2)	3,234	65,381
Teck Resources Ltd., Class B	975	51,694
Vale SA ADR	1,276	42,555
Wildcat Silver Corp.(2)	77,381	166,016
		2,240,681
OIL, GAS & CONSUMABLE FUELS — 8.3%
Alpha Natural Resources, Inc.(2)	942	55,927
Anadarko Petroleum Corp.	1,373	112,476
Apache Corp.	1,607	210,388
Bonterra Energy Corp.	1,373	78,684
Cabot Oil & Gas Corp.	513	27,174
Cameco Corp.	917	27,547
Canadian Natural Resources Ltd.	3,827	189,169
Canadian Oil Sands Ltd.	4,983	167,916
Chesapeake Energy Corp.	3,345	112,124
Chevron Corp.	3,388	363,973
CNOOC Ltd. ADR	419	106,024
ConocoPhillips	3,936	314,329
Devon Energy Corp.	1,352	124,073
EnCana Corp.	4,642	160,288
EOG Resources, Inc.	938	111,162
Exxon Mobil Corp.	5,230	440,000
Forest Oil Corp.(2)	488	18,461
Hess Corp.	2,067	176,129
Marathon Oil Corp.	2,469	131,622
Newfield Exploration Co.(2)	425	32,304
Noble Energy, Inc.	579	55,960
Occidental Petroleum Corp.	2,656	277,525
OGX Petroleo e Gas Participacoes SA(2)	3,269	39,184
Pacific Rubiales Energy Corp.	2,988	82,906
Peabody Energy Corp.	768	55,265
Petrobank Energy & Resources Ltd.(2)	3,840	81,157
Petrodorado Energy Ltd.(2)	147,687	67,788
Petroleo Brasileiro SA-Petrobras ADR	1,298	52,478
Peyto Exploration & Development Corp.	4,892	103,946

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

Pinecrest Energy, Inc.(2)	27,335	$ 63,721
Pioneer Natural Resources Co.	231	23,544
Range Resources Corp.	1,074	62,786
Southern Union Co.	879	25,157
SouthGobi Resources Ltd.(2)	3,217	47,417
Southwestern Energy Co.(2)	1,166	50,103
Spectra Energy Corp.	1,358	36,911
Suncor Energy, Inc.	6,806	305,181
Sunoco, Inc.	664	30,272
Talisman Energy, Inc.	2,373	58,613
Valero Energy Corp.	2,261	67,423
Williams Cos., Inc. (The)	2,794	87,117
		4,634,224
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	414	37,997
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.6%
Alexandria Real Estate Equities, Inc.	1,340	104,480
AvalonBay Communities, Inc.	810	97,265
Boardwalk Real Estate Investment Trust	510	25,308
Boston Properties, Inc.	1,370	129,945
British Land Co. plc	7,600	67,360
CDL Hospitality Trusts	42,000	66,973
Colonial Properties Trust	4,400	84,700
Digital Realty Trust, Inc.	1,800	104,652
Gecina SA	600	82,753
Goodman Group	133,200	94,376
HCP, Inc.	3,300	125,202
Japan Real Estate Investment Corp.	10	94,614
Klepierre	1,400	56,824
Land Securities Group plc	5,800	68,247
Link Real Estate Investment Trust (The)	32,000	100,173
Public Storage	1,310	145,292
Simon Property Group, Inc.	1,540	165,026
Taubman Centers, Inc.	1,820	97,516
Unibail-Rodamco SE	500	108,310
Westfield Group	14,500	140,082
Weyerhaeuser Co.	891	21,919
		1,981,017
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
Brookfield Asset Management, Inc., Class A	2,150	69,789
Cheung Kong Holdings Ltd.	9,000	146,711
China Overseas Land & Investment Ltd.	40,000	81,352
Global Logistic Properties Ltd.(2)	44,000	65,276
Mitsubishi Estate Co. Ltd.	4,000	67,660
Multiplan Empreendimentos imobiliarios SA	1,900	38,811
SOHO China Ltd.	66,000	56,594
Sun Hung Kai Properties Ltd.	9,000	142,546
		668,739

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Noble Group Ltd.	31,290	$ 53,122
TOTAL COMMON STOCKS
(Cost $10,171,073)		11,913,224
COMMODITY ETFs — 8.1%
iShares S&P GSCI Commodity-Indexed Trust(2)	56,373	2,105,531
PowerShares DB Commodity Index Tracking Fund(2)	68,923	2,102,841
PowerShares DB Agriculture Fund(2)	8,614	294,943
TOTAL COMMODITY ETFs
(Cost $3,790,270)		4,503,315
CORPORATE BONDS — 3.5%
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	$ 30,000	32,210
CAPITAL MARKETS — 0.1%
Credit Suisse (New York), 5.50%, 5/1/14(1)	20,000	21,919
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	40,000	40,383
		62,302
CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	25,000	28,125
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	30,000	33,236
		61,361
COMMERCIAL BANKS — 0.1%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	40,000	40,798
CONSUMER FINANCE — 0.2%
Daimler Finance N.A. LLC, 6.50%, 11/15/13(1)	80,000	89,331
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Citigroup, Inc., 6.00%, 12/13/13(1)	80,000	86,975
General Electric Capital Corp., 2.10%, 1/7/14(1)	50,000	50,071
HSBC Finance Corp., 6.375%, 11/27/12(1)	40,000	43,038
		180,084
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 4.85%, 2/15/14(1)	100,000	108,123
CenturyLink, Inc., 7.875%, 8/15/12(1)	30,000	32,157
Qwest Corp., 8.875%, 3/15/12(1)	40,000	42,900
Windstream Corp., 7.875%, 11/1/17(1)	30,000	32,325
		215,505
ELECTRIC UTILITIES — 0.1%
Commonwealth Edison Co., 1.625%, 1/15/14(1)	40,000	39,738
FOOD PRODUCTS(4)
Tyson Foods, Inc., 6.85%, 4/1/16(1)	20,000	22,450
HEALTH CARE PROVIDERS & SERVICES — 0.2%
DaVita, Inc., 6.375%, 11/1/18(1)	25,000	25,313
Express Scripts, Inc., 6.25%, 6/15/14(1)	80,000	88,863
		114,176
HOTELS, RESTAURANTS & LEISURE(4)
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	20,000	21,191
MEDIA — 0.4%
Comcast Corp., 5.30%, 1/15/14(1)	80,000	87,078
DISH DBS Corp., 7.00%, 10/1/13(1)	50,000	54,250

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

NBCUniversal Media LLC, 2.10%, 4/1/14(1)(3)	$ 80,000	$ 79,617
Virgin Media Finance plc, 9.125%, 8/15/16(1)	30,000	31,950
		252,895
METALS & MINING — 0.3%
ArcelorMittal, 5.375%, 6/1/13(1)	50,000	53,162
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	80,000	88,305
		141,467
MULTI-UTILITIES — 0.1%
CMS Energy Corp., 4.25%, 9/30/15	30,000	30,198
CMS Energy Corp., 8.75%, 6/15/19(1)	25,000	29,932
		60,130
OIL, GAS & CONSUMABLE FUELS — 0.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	20,000	21,742
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	80,000	85,232
Newfield Exploration Co., 6.875%, 2/1/20(1)	50,000	53,000
Peabody Energy Corp., 6.50%, 9/15/20(1)	30,000	32,325
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	40,000	41,516
		233,815
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	40,000	41,448
ERP Operating LP, 5.20%, 4/1/13(1)	25,000	26,701
		68,149
ROAD & RAIL — 0.2%
Norfolk Southern Corp., 5.26%, 9/17/14(1)	100,000	110,056
SOFTWARE — 0.2%
Oracle Corp., 3.75%, 7/8/14(1)	100,000	106,119
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Rogers Communications, Inc., 6.25%, 6/15/13(1)	89,000	98,055
TOTAL CORPORATE BONDS
(Cost $1,944,247)		1,949,832
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	50,000	52,741
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	74,000	74,776
Greenwich Capital Commercial Funding Corp., Series 2004 GG1, Class B, VRN, 5.43%, 4/1/11(1)	25,000	26,191
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 4/1/11(1)	100,000	105,482
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	75,000	75,692
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 4/1/11(1)	50,000	53,551
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	125,000	131,501
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	75,000	78,704
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.50%, 4/11/11(1)	50,000	53,565
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 4/11/11(1)	25,000	25,694

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Principal Amount/Shares	Value

Morgan Stanley Capital I, Series 2001 T5, Class A4 SEQ, 6.39%, 10/15/35(1)	$ 41,397	$ 42,180
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	50,000	52,227
Wachovia Bank Commercial Mortgage Trust, Series 2004 C15, Class A3 SEQ, 4.50%, 10/15/41(1)	50,000	51,429
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 4/1/11(1)	50,000	51,799
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $879,322)		875,532
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	31,853	33,063
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	37,545	37,868
Citicorp Mortgage Securities, Inc., Series 2006-4, Class 1A7 SEQ, 6.00%, 8/25/36	47,147	47,111
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.35%, 4/1/11(1)	45,869	45,476
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	29,424	30,412
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	25,476	26,888
J.P. Morgan Mortgage Trust, Series 2005 A6, Class 7A1, VRN, 3.08%, 4/1/11(1)	42,016	35,952
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	31,099	32,867
Residential Funding Mortgage Securities I, Series 2006 S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	39,035	39,534
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	42,237	44,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	37,011	39,107
Wells Fargo Mortgage-Backed Securities Trust, Series 2005 AR2, Class 2A2, VRN, 2.74%, 4/1/11	40,843	37,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1, SEQ, 5.50%, 4/25/35	29,099	29,659
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	43,615	42,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR1, Class 2A2 SEQ, VRN, 5.41%, 4/1/11(1)	12,177	12,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2006 AR19, Class A1, VRN, 5.48%, 4/1/11(1)	45,672	43,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	41,118	41,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9, SEQ, 6.00%, 8/25/36(1)	49,200	48,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007 AR10, Class 1A1, VRN, 6.19%, 4/1/11	17,918	18,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	30,897	32,225
		718,491

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(4)
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20
(Cost $24,938)	$ 25,000	$ 24,340
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $734,434)		742,831
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES CONTRACTS — 26.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	2,958,657	2,958,657
U.S. Treasury Bills, 0.12%, 4/14/11(1)(6)	2,700,000	2,699,970
U.S. Treasury Bills, 0.14%, 5/12/11(1)(6)	2,700,000	2,699,887
U.S. Treasury Bills, 0.13%, 6/2/11(1)(6)	2,500,000	2,499,755
U.S. Treasury Bills, 0.07%, 6/9/11(1)(6)	3,000,000	2,999,655
U.S. Treasury Bills, 0.09%, 6/23/11(1)(6)	1,000,000	999,822

TOTAL TEMPORARY CASH INVESTMENTS -SEGREGATED FOR FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES CONTRACTS
(Cost $14,856,956)		14,857,746
TOTAL INVESTMENT SECURITIES — 98.9%
(Cost $52,363,339)		55,181,358
OTHER ASSETS AND LIABILITIES — 1.1%		626,253
TOTAL NET ASSETS — 100.0%		$55,807,611

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
8	U.S. Long Bond	June 2011	$961,500	$544

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
25	U.S. Treasury 2-Year Notes	June 2011	$5,453,125	$(1,729)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
10,200	AUD for USD	UBS AG	4/28/11	$ 10,519	$ (354)
184,500	AUD for USD	Westpac Banking Corp.	4/28/11	190,277	(7,267)
4,800	CAD for USD	Deutsche Bank AG	4/28/11	4,949	(40)
30,400	CHF for USD	UBS AG	4/28/11	33,100	143
49,400	CHF for USD	HSBC Bank plc	4/28/11	53,788	(1,475)
67,500	CHF for USD	HSBC Bank plc	4/28/11	73,496	(774)
76,400	CHF for USD	UBS AG	4/28/11	83,186	(2,086)
496,000	CHF for USD	UBS AG	4/28/11	540,058	2,422
37,000	CZK for USD	Deutsche Bank AG	4/28/11	2,137	1
389,000	CZK for USD	Deutsche Bank AG	4/28/11	22,464	(613)
577,000	CZK for USD	Deutsche Bank AG	4/28/11	33,321	(55)
56,700	EUR for USD	Westpac Banking Corp.	4/28/11	80,323	(2,343)
20,300	GBP for USD	Deutsche Bank AG	4/28/11	32,557	81

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Sell	Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

36,300	GBP for USD	HSBC Bank plc	4/28/11	$ 58,218	$ 187
249,400	GBP for USD	UBS AG	4/28/11	399,988	2,963
251,000	HUF for USD	Deutsche Bank AG	4/28/11	1,334	2
2,748,000	HUF for USD	Deutsche Bank AG	4/28/11	14,601	(1,156)
3,822,000	HUF for USD	Deutsche Bank AG	4/28/11	20,308	(97)
89,000	JPY for USD	Westpac Banking Corp.	4/28/11	1,070	(6)
2,609,000	JPY for USD	UBS AG	4/28/11	31,370	159
5,622,000	JPY for USD	Westpac Banking Corp.	4/28/11	67,597	635
12,904,000	JPY for USD	HSBC Bank plc	4/28/11	155,154	2,718
15,595,000	JPY for USD	UBS AG	4/28/11	187,510	4,671
1,122,300	NOK for USD	UBS AG	4/28/11	202,689	(7,947)
14,900	NZD for USD	HSBC Bank plc	4/28/11	11,352	(208)
411,800	NZD for USD	Westpac Banking Corp.	4/28/11	313,742	(8,166)
10,000	PEN for USD	Barclays Bank plc	4/28/11	3,558	1
68,000	PEN for USD	Barclays Bank plc	4/28/11	24,197	268
116,000	PEN for USD	Barclays Bank plc	4/28/11	41,277	300
94,500	SEK for USD	HSBC Bank plc	4/28/11	14,954	(303)
463,200	SEK for USD	Westpac Banking Corp.	4/28/11	73,301	(1,072)
1,757,300	SEK for USD	UBS AG	4/28/11	278,090	(6,075)
6,000	ZAR for USD	Deutsche Bank AG	4/28/11	884	–
66,000	ZAR for USD	Deutsche Bank AG	4/28/11	9,723	(493)
104,000	ZAR for USD	Deutsche Bank AG	4/28/11	15,321	(190)
				$3,086,413	$(26,169)
(Value on Settlement Date $3,060,244)

Contracts to Buy	Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
12,700	AUD for USD	Barclays Bank plc	4/28/11	$ 13,098	$ 285
16,900	AUD for USD	Westpac Banking Corp.	4/28/11	17,429	590
20,100	AUD for USD	UBS AG	4/28/11	20,729	27
29,200	AUD for USD	HSBC Bank plc	4/28/11	30,114	676
208,200	AUD for USD	UBS AG	4/28/11	214,719	1,580
445,600	AUD for USD	UBS AG	4/28/11	459,552	22,685
4,200	BRL for USD	Barclays Bank plc	4/28/11	2,561	57
10,700	BRL for USD	Barclays Bank plc	4/28/11	6,524	109
12,100	BRL for USD	Barclays Bank plc	4/28/11	7,378	150
17,500	BRL for USD	Barclays Bank plc	4/28/11	10,670	333
21,200	BRL for USD	Barclays Bank plc	4/28/11	12,926	(54)
25,800	BRL for USD	Barclays Bank plc	4/28/11	15,731	271
27,900	BRL for USD	Barclays Bank plc	4/28/11	17,011	371
29,600	BRL for USD	Barclays Bank plc	4/28/11	18,048	382
35,500	BRL for USD	Barclays Bank plc	4/28/11	21,645	638
365,600	BRL for USD	Barclays Bank plc	4/28/11	222,916	8,047
17,800	CAD for USD	HSBC Bank plc	4/28/11	18,351	334
22,000	CAD for USD	Barclays Bank plc	4/28/11	22,681	109
29,200	CAD for USD	Barclays Bank plc	4/28/11	30,104	146
34,400	CAD for USD	Barclays Bank plc	4/28/11	35,465	69
35,200	CAD for USD	Barclays Bank plc	4/28/11	36,289	196
48,700	CAD for USD	Barclays Bank plc	4/28/11	50,207	995
79,700	CAD for USD	UBS AG	4/28/11	82,167	1,710
83,400	CAD for USD	Barclays Bank plc	4/28/11	85,981	538
110,700	CAD for USD	UBS AG	4/28/11	114,126	230
135,700	CAD for USD	Barclays Bank plc	4/28/11	139,900	951
166,200	CAD for USD	Barclays Bank plc	4/28/11	171,344	1,846
171,200	CAD for USD	HSBC Bank plc	4/28/11	176,499	2,116
547,600	CAD for USD	Westpac Banking Corp.	4/28/11	564,548	13,709
1,412,900	CAD for USD	UBS AG	4/28/11	1,456,628	44,716
14,200	CHF for USD	Westpac Banking Corp.	4/28/11	15,461	226
2,514,999	CLP for USD	Barclays Bank plc	4/28/11	5,252	2

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,916,000	CLP for USD	Barclays Bank plc	4/28/11	$ 6,090	$ (40)
6,973,001	CLP for USD	Barclays Bank plc	4/28/11	14,562	(72)
9,227,001	CLP for USD	Barclays Bank plc	4/28/11	19,269	76
41,091,001	CLP for USD	Barclays Bank plc	4/28/11	85,812	2,984
131,000	CNY for USD	HSBC Bank plc	4/28/11	20,035	11
168,000	CNY for USD	HSBC Bank plc	4/28/11	25,694	8
183,000	CNY for USD	HSBC Bank plc	4/28/11	27,988	85
194,000	CNY for USD	HSBC Bank plc	4/28/11	29,670	39
197,000	CNY for USD	HSBC Bank plc	4/28/11	30,129	35
206,000	CNY for USD	HSBC Bank plc	4/28/11	31,506	43
284,000	CNY for USD	HSBC Bank plc	4/28/11	43,435	208
659,000	CNY for USD	HSBC Bank plc	4/28/11	100,788	(8)
714,000	CNY for USD	HSBC Bank plc	4/28/11	109,199	225
789,000	CNY for USD	HSBC Bank plc	4/28/11	120,670	100
874,000	CNY for USD	HSBC Bank plc	4/28/11	133,670	355
973,000	CNY for USD	HSBC Bank plc	4/28/11	148,811	318
10,986,000	CNY for USD	HSBC Bank plc	4/28/11	1,680,203	5,508
4,274,004	COP for USD	Barclays Bank plc	4/28/11	2,290	(1)
41,145,007	COP for USD	Barclays Bank plc	4/28/11	22,042	(44)
60,855,999	COP for USD	Barclays Bank plc	4/28/11	32,601	(137)
17,700	EUR for USD	HSBC Bank plc	4/28/11	25,075	1,099
20,800	EUR for USD	HSBC Bank plc	4/28/11	29,466	377
21,400	EUR for USD	Westpac Banking Corp.	4/28/11	30,316	754
38,400	EUR for USD	Barclays Bank plc	4/28/11	54,399	1,086
44,500	EUR for USD	HSBC Bank plc	4/28/11	63,040	1,861
51,200	EUR for USD	Westpac Banking Corp.	4/28/11	72,532	3,284
77,100	EUR for USD	Westpac Banking Corp.	4/28/11	109,223	3,103
79,800	EUR for USD	UBS AG	4/28/11	113,048	(5)
92,300	EUR for USD	Barclays Bank plc	4/28/11	130,756	277
100,300	EUR for USD	Barclays Bank plc	4/28/11	142,089	(113)
126,600	EUR for USD	Deutsche Bank AG	4/28/11	179,347	354
456,500	EUR for USD	UBS AG	4/28/11	646,696	18,141
977,794	EUR for USD	Barclays Bank plc	4/28/11	1,385,182	56,849
2,300	GBP for USD	UBS AG	4/28/11	3,689	1
4,800	GBP for USD	Westpac Banking Corp.	4/28/11	7,698	(51)
12,000	GBP for USD	Westpac Banking Corp.	4/28/11	19,246	(204)
14,700	GBP for USD	UBS AG	4/28/11	23,576	(352)
359,500	GBP for USD	HSBC Bank plc	4/28/11	576,566	9,333
18,500	HKD for USD	Westpac Banking Corp.	4/28/11	2,379	3
24,600	HKD for USD	Westpac Banking Corp.	4/28/11	3,163	5
28,600	HKD for USD	Westpac Banking Corp.	4/28/11	3,678	5
35,300	HKD for USD	Westpac Banking Corp.	4/28/11	4,539	5
57,200	HKD for USD	Westpac Banking Corp.	4/28/11	7,355	(1)
61,700	HKD for USD	Westpac Banking Corp.	4/28/11	7,934	8
66,900	HKD for USD	Westpac Banking Corp.	4/28/11	8,602	16
82,100	HKD for USD	Westpac Banking Corp.	4/28/11	10,557	16
90,000	HKD for USD	Westpac Banking Corp.	4/28/11	11,573	28
937,900	HKD for USD	Westpac Banking Corp.	4/28/11	120,600	145
23,286,962	IDR for USD	UBS AG	4/28/11	2,674	26
24,970,995	IDR for USD	UBS AG	4/28/11	2,867	93
35,927,978	IDR for USD	UBS AG	4/28/11	4,125	37
61,499,983	IDR for USD	UBS AG	4/28/11	7,061	(16)
73,540,974	IDR for USD	UBS AG	4/28/11	8,444	(5)
83,066,963	IDR for USD	UBS AG	4/28/11	9,538	15
95,011,959	IDR for USD	UBS AG	4/28/11	10,909	169
108,587,960	IDR for USD	UBS AG	4/28/11	12,468	296
1,062,230,045	IDR for USD	UBS AG	4/28/11	121,963	6,239
7,700	ILS for USD	UBS AG	4/28/11	2,210	70

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
13,400	ILS for USD	UBS AG	4/28/11	$ 3,847	$ 94
25,700	ILS for USD	UBS AG	4/28/11	7,377	3
27,300	ILS for USD	UBS AG	4/28/11	7,837	315
29,500	ILS for USD	UBS AG	4/28/11	8,468	476
29,500	ILS for USD	UBS AG	4/28/11	8,468	166
31,100	ILS for USD	UBS AG	4/28/11	8,927	133
43,800	ILS for USD	UBS AG	4/28/11	12,573	580
390,700	ILS for USD	UBS AG	4/28/11	112,151	4,275
289,000	INR for USD	UBS AG	4/28/11	6,467	89
317,000	INR for USD	UBS AG	4/28/11	7,094	116
446,000	INR for USD	UBS AG	4/28/11	9,981	7
468,000	INR for USD	UBS AG	4/28/11	10,473	337
612,000	INR for USD	UBS AG	4/28/11	13,695	66
714,000	INR for USD	UBS AG	4/28/11	15,978	211
851,000	INR for USD	UBS AG	4/28/11	19,044	418
931,000	INR for USD	UBS AG	4/28/11	20,834	479
8,692,000	INR for USD	UBS AG	4/28/11	194,509	6,858
1,132,000	JPY for USD	Barclays Bank plc	4/28/11	13,611	(356)
1,805,000	JPY for USD	UBS AG	4/28/11	21,703	(392)
20,671,079	JPY for USD	Westpac Banking Corp.	4/28/11	248,544	(2,293)
5,681,004	KRW for USD	HSBC Bank plc	4/28/11	5,173	141
5,735,000	KRW for USD	HSBC Bank plc	4/28/11	5,222	131
7,131,995	KRW for USD	HSBC Bank plc	4/28/11	6,494	141
7,276,999	KRW for USD	HSBC Bank plc	4/28/11	6,626	149
10,062,002	KRW for USD	HSBC Bank plc	4/28/11	9,162	178
10,594,996	KRW for USD	HSBC Bank plc	4/28/11	9,648	234
21,957,005	KRW for USD	HSBC Bank plc	4/28/11	19,994	6
24,154,003	KRW for USD	HSBC Bank plc	4/28/11	21,994	629
26,707,001	KRW for USD	HSBC Bank plc	4/28/11	24,319	349
29,237,998	KRW for USD	HSBC Bank plc	4/28/11	26,624	600
32,378,997	KRW for USD	HSBC Bank plc	4/28/11	29,484	805
373,365,003	KRW for USD	HSBC Bank plc	4/28/11	339,982	8,397
125,000	MXN for USD	Barclays Bank plc	4/28/11	10,485	163
131,000	MXN for USD	Barclays Bank plc	4/28/11	10,989	244
156,000	MXN for USD	Barclays Bank plc	4/28/11	13,086	79
162,000	MXN for USD	Barclays Bank plc	4/28/11	13,589	268
182,000	MXN for USD	Barclays Bank plc	4/28/11	15,267	174
202,000	MXN for USD	Barclays Bank plc	4/28/11	16,945	291
246,000	MXN for USD	Barclays Bank plc	4/28/11	20,635	489
622,000	MXN for USD	Barclays Bank plc	4/28/11	52,176	(10)
694,000	MXN for USD	Barclays Bank plc	4/28/11	58,215	1,103
940,000	MXN for USD	Barclays Bank plc	4/28/11	78,851	1,984
1,621,000	MXN for USD	Barclays Bank plc	4/28/11	135,976	1,131
11,015,000	MXN for USD	Barclays Bank plc	4/28/11	923,981	21,002
9,900	MYR for USD	Westpac Banking Corp.	4/28/11	3,273	43
11,600	MYR for USD	Westpac Banking Corp.	4/28/11	3,835	36
18,000	MYR for USD	Westpac Banking Corp.	4/28/11	5,951	27
18,600	MYR for USD	Westpac Banking Corp.	4/28/11	6,150	7
31,800	MYR for USD	Westpac Banking Corp.	4/28/11	10,514	(6)
43,500	MYR for USD	Westpac Banking Corp.	4/28/11	14,382	(8)
49,600	MYR for USD	Westpac Banking Corp.	4/28/11	16,399	153
52,100	MYR for USD	Westpac Banking Corp.	4/28/11	17,225	166
56,600	MYR for USD	Westpac Banking Corp.	4/28/11	18,713	80
598,300	MYR for USD	Westpac Banking Corp.	4/28/11	197,812	2,500
109,400	NOK for USD	UBS AG	4/28/11	19,758	(14)
712,500	NOK for USD	HSBC Bank plc	4/28/11	128,679	2,974
1,025,200	NOK for USD	Deutsche Bank AG	4/28/11	185,153	7,844
1,296,400	NOK for USD	Westpac Banking Corp.	4/28/11	234,132	4,337

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,687,700	NOK for USD	UBS AG	4/28/11	$ 304,801	$ 2,988
2,700	NZD for USD	UBS AG	4/28/11	2,057	4
30,700	NZD for USD	HSBC Bank plc	4/28/11	23,390	367
54,700	NZD for USD	UBS AG	4/28/11	41,675	(679)
70,500	NZD for USD	UBS AG	4/28/11	53,713	517
348,300	NZD for USD	Westpac Banking Corp.	4/28/11	265,363	996
63,000	PHP for USD	Westpac Banking Corp.	4/28/11	1,452	3
90,000	PHP for USD	Westpac Banking Corp.	4/28/11	2,075	(10)
92,000	PHP for USD	Westpac Banking Corp.	4/28/11	2,121	18
116,000	PHP for USD	Westpac Banking Corp.	4/28/11	2,674	6
125,000	PHP for USD	Westpac Banking Corp.	4/28/11	2,882	(4)
247,000	PHP for USD	Westpac Banking Corp.	4/28/11	5,694	(18)
316,000	PHP for USD	Westpac Banking Corp.	4/28/11	7,284	32
350,000	PHP for USD	Westpac Banking Corp.	4/28/11	8,068	7
367,000	PHP for USD	Westpac Banking Corp.	4/28/11	8,460	41
3,565,000	PHP for USD	Westpac Banking Corp.	4/28/11	82,181	2,445
1,000	PLN for USD	Deutsche Bank AG	4/28/11	351	–
12,000	PLN for USD	Deutsche Bank AG	4/28/11	4,217	34
17,000	PLN for USD	Deutsche Bank AG	4/28/11	5,974	(23)
45,000	RUB for USD	UBS AG	4/28/11	1,582	(14)
140,000	RUB for USD	UBS AG	4/28/11	4,922	(5)
210,000	RUB for USD	UBS AG	4/28/11	7,383	5
272,000	RUB for USD	UBS AG	4/28/11	9,563	167
285,000	RUB for USD	UBS AG	4/28/11	10,020	(34)
310,000	RUB for USD	UBS AG	4/28/11	10,899	(42)
447,000	RUB for USD	UBS AG	4/28/11	15,716	486
4,221,000	RUB for USD	UBS AG	4/28/11	148,401	7,994
73,400	SEK for USD	UBS AG	4/28/11	11,615	(26)
1,880,700	SEK for USD	UBS AG	4/28/11	297,618	2,057
2,496,300	SEK for USD	Deutsche Bank AG	4/28/11	395,036	13,624
2,200	SGD for USD	HSBC Bank plc	4/28/11	1,745	14
2,700	SGD for USD	HSBC Bank plc	4/28/11	2,142	18
3,300	SGD for USD	HSBC Bank plc	4/28/11	2,618	16
3,600	SGD for USD	HSBC Bank plc	4/28/11	2,856	44
5,000	SGD for USD	HSBC Bank plc	4/28/11	3,967	15
5,300	SGD for USD	HSBC Bank plc	4/28/11	4,205	74
5,400	SGD for USD	HSBC Bank plc	4/28/11	4,284	34
10,500	SGD for USD	HSBC Bank plc	4/28/11	8,330	(1)
12,700	SGD for USD	HSBC Bank plc	4/28/11	10,075	(4)
13,600	SGD for USD	HSBC Bank plc	4/28/11	10,789	44
15,700	SGD for USD	HSBC Bank plc	4/28/11	12,455	160
179,600	SGD for USD	HSBC Bank plc	4/28/11	142,483	2,469
93,000	THB for USD	Westpac Banking Corp.	4/28/11	3,071	40
131,000	THB for USD	Westpac Banking Corp.	4/28/11	4,326	29
135,000	THB for USD	Westpac Banking Corp.	4/28/11	4,458	14
212,000	THB for USD	Westpac Banking Corp.	4/28/11	7,001	129
290,000	THB for USD	Westpac Banking Corp.	4/28/11	9,577	12
345,000	THB for USD	Westpac Banking Corp.	4/28/11	11,393	–
416,000	THB for USD	Westpac Banking Corp.	4/28/11	13,738	157
424,000	THB for USD	Westpac Banking Corp.	4/28/11	14,002	155
468,000	THB for USD	Westpac Banking Corp.	4/28/11	15,455	(1)
4,714,000	THB for USD	Westpac Banking Corp.	4/28/11	155,675	3,611
3,000	TRY for USD	Deutsche Bank AG	4/28/11	1,935	–
23,000	TRY for USD	Deutsche Bank AG	4/28/11	14,835	326
41,000	TRY for USD	Deutsche Bank AG	4/28/11	26,445	118
107,000	TWD for USD	HSBC Bank plc	4/28/11	3,655	(16)
124,000	TWD for USD	HSBC Bank plc	4/28/11	4,235	(34)
143,000	TWD for USD	HSBC Bank plc	4/28/11	4,884	24

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
148,000	TWD for USD	HSBC Bank plc	4/28/11	$ 5,055	$ (3)
186,000	TWD for USD	HSBC Bank plc	4/28/11	6,353	(21)
338,000	TWD for USD	HSBC Bank plc	4/28/11	11,545	48
386,000	TWD for USD	HSBC Bank plc	4/28/11	13,184	(8)
441,000	TWD for USD	HSBC Bank plc	4/28/11	15,063	139
492,000	TWD for USD	HSBC Bank plc	4/28/11	16,805	6
544,000	TWD for USD	HSBC Bank plc	4/28/11	18,581	78
633,000	TWD for USD	HSBC Bank plc	4/28/11	21,621	156
6,844,000	TWD for USD	HSBC Bank plc	4/28/11	233,766	(4,634)
				$16,803,369	$319,224
(Value on Settlement Date $16,484,145)

SWAP AGREEMENTS
Notional Amount		Description of Agreement		Premiums Paid (Received)	Value
TOTAL RETURN
$900,000		Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2016.		–	$11,713
925,000		Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2016.		–	12,984
				–	$24,697

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NCUA	-	National Credit Union Administration
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Rouble

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security, or a portion thereof, has been segregated for forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $25,984,000.

(2)	Non-income producing.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $79,617, which represented 0.1% of total net assets.

(4)	Category is less than 0.05% of total net assets.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Inflation Opportunities Fund – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$20,338,878	–
Domestic Common Stocks	$5,739,879	–	–
Foreign Common Stocks	2,223,196	3,950,149	–
Commodity ETFs	4,503,315	–	–
Corporate Bonds	–	1,949,832	–
Commercial Mortgage-Backed Securities	–	875,532	–
Collateralized Mortgage Obligations	–	742,831	–
Temporary Cash Investments	2,958,657	11,899,089	–
Total Value of Investment Securities	$15,425,047	$39,756,311	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$293,055	–
Futures Contracts	$(1,185)	–	–
Swap Agreements	–	24,697	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(1,185)	$317,752	–

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$52,378,720
Gross tax appreciation of investments	$2,907,848
Gross tax depreciation of investments	(105,210)
Net tax appreciation (depreciation) of investments	$2,802,638

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Utilities Fund

March 31, 2011

Utilities – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

COMMON STOCKS — 99.1%
COMMUNICATIONS EQUIPMENT—1.0%
QUALCOMM, Inc.	40,092	$ 2,198,244
Sierra Wireless, Inc.(1)	48,589	531,078
		2,729,322
ELECTRIC UTILITIES—21.5%
American Electric Power Co., Inc.	184,440	6,481,222
Duke Energy Corp.	209,604	3,804,313
E.ON AG ADR	39,800	1,221,064
Edison International	205,400	7,515,586
Entergy Corp.	65,500	4,402,255
Exelon Corp.	128,500	5,299,340
FirstEnergy Corp.	88,450	3,280,610
NextEra Energy, Inc.	135,900	7,490,808
PPL Corp.	189,400	4,791,820
Progress Energy, Inc.	88,000	4,060,320
Southern Co.	200,700	7,648,677
UniSource Energy Corp.	57,300	2,070,249
		58,066,264
GAS UTILITIES—18.3%
AGL Resources, Inc.	124,700	4,968,048
Atmos Energy Corp.	67,400	2,298,340
Energen Corp.	98,000	6,185,760
Laclede Group, Inc. (The)	81,800	3,116,580
National Fuel Gas Co.	95,961	7,101,114
Nicor, Inc.	108,100	5,804,970
Northwest Natural Gas Co.	58,100	2,680,153
ONEOK, Inc.	117,288	7,844,221
Questar Corp.	82,000	1,430,900
Southwest Gas Corp.	48,700	1,897,839
UGI Corp.	185,500	6,102,950
		49,430,875
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.0%
Constellation Energy Group, Inc.	83,100	2,586,903
INTEGRATED TELECOMMUNICATION SERVICES—26.6%
AT&T, Inc.	782,216	23,935,809
BCE, Inc.	56,800	2,064,112
CenturyLink, Inc.	204,254	8,486,754
France Telecom SA ADR	90,400	2,034,904
Frontier Communications Corp.	79,572	654,082
Qwest Communications International, Inc.	829,600	5,666,168
Telefonica SA ADR	60,000	1,513,200
Verizon Communications, Inc.	575,516	22,180,387
Windstream Corp.	420,875	5,416,661
		71,952,077
MULTI-UTILITIES—23.9%
Alliant Energy Corp.	35,400	1,378,122
CenterPoint Energy, Inc.	423,225	7,431,831
CMS Energy Corp.	179,100	3,517,524
Consolidated Edison, Inc.	115,600	5,863,232
Dominion Resources, Inc.	147,712	6,602,727

Utilities – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)
Shares	Value

DTE Energy Co.	97,200	$ 4,758,912
MDU Resources Group, Inc.	121,000	2,779,370
NiSource, Inc.	82,900	1,590,022
NSTAR	108,797	5,034,037
PG&E Corp.	166,200	7,342,716
Public Service Enterprise Group, Inc.	253,400	7,984,634
SCANA Corp.	50,200	1,976,374
Sempra Energy	49,100	2,626,850
Wisconsin Energy Corp.	42,600	1,299,300
Xcel Energy, Inc.	180,400	4,309,756
		64,495,407
OIL & GAS EXPLORATION & PRODUCTION—1.0%
QEP Resources, Inc.	65,900	2,671,586
OIL & GAS STORAGE & TRANSPORTATION—2.1%
El Paso Corp.	153,000	2,754,000
Williams Cos., Inc. (The)	95,500	2,977,690
		5,731,690
WIRELESS TELECOMMUNICATION SERVICES—3.7%
America Movil SAB de CV, Series L ADR	33,256	1,932,174
China Mobile Ltd. ADR	35,900	1,660,016
Sprint Nextel Corp.(1)	903,042	4,190,115
Vodafone Group plc ADR	73,866	2,123,647
		9,905,952
TOTAL COMMON STOCKS
(Cost $214,720,200)		267,570,076
TEMPORARY CASH INVESTMENTS — 0.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	56,241	56,241
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 0.375%, 10/31/12, valued at $1,633,679), in a joint trading account at 0.06%, dated 3/31/11, due 4/1/11 (Delivery value $1,600,003)		1,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,656,241)		1,656,241
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $216,376,441)		269,226,317
OTHER ASSETS AND LIABILITIES — 0.3%		819,825
TOTAL NET ASSETS — 100.0%		$270,046,142

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

Utilities – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
•     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
•      Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$267,570,076	–	–
Temporary Cash Investments	56,241	$1,600,000	–
Total Value of Investment Securities	$267,626,317	$1,600,000	–

Utilities – Schedule of Investments

MARCH 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$217,018,672
Gross tax appreciation of investments	$57,499,545
Gross tax depreciation of investments	(5,291,900)
Net tax appreciation (depreciation) of investments	$52,207,645

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2011